UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.1%
	Capital Goods - 3.3%
332,482	Harris Corp.	$50,929,593
298,376	IDEX Corp.	41,134,115
151,081	Roper Technologies, Inc.	42,795,204
1,462,540	Willscot Corp.*	14,991,035

		149,849,947

	Commercial & Professional Services - 2.3%
3,401,010	ADT, Inc.(1)	24,555,292
177,915	CoStar Group, Inc.*	69,518,507
63,425	Klarna Holding AB*(2)(3)(4)	7,906,790
569,183	Landscape Acquisition Holdings Ltd.*	5,039,974

		107,020,563

	Consumer Durables & Apparel - 3.3%
954,525	Lennar Corp. Class A	45,263,576
463,282	Polaris Industries, Inc.	38,860,094
1,460,177	Under Armour, Inc. Class A*	30,284,071
1,910,880	Under Armour, Inc. Class C*	36,192,067

		150,599,808

	Consumer Services - 5.1%
126,075	Chipotle Mexican Grill, Inc.*	66,770,581
4,858,252	DraftKings, Inc.*(2)(3)(4)	12,386,405
537,475	Grand Canyon Education, Inc.*	49,952,926
682,480	Marriott Vacations Worldwide Corp.	60,426,779
224,341	Vail Resorts, Inc.	42,234,437

		231,771,128

	Diversified Financials - 4.5%
928,492	American Express Co.	95,356,128
3,347,779	J2 Acquisition Ltd.*(5)	29,969,301
1,500,000	Platinum Eagle Acquisition Corp.*	15,900,000
1,113,550	TD Ameritrade Holding Corp.	62,303,123

		203,528,552

	Energy - 1.5%
239,671	Concho Resources, Inc.*	28,722,172
273,982	Diamondback Energy, Inc.	28,253,024
884,930	WPX Energy, Inc.*	10,849,242

		67,824,438

	Food, Beverage & Tobacco - 3.6%
940,821	Lamb Weston Holdings, Inc.	68,021,358
1,688,003	Monster Beverage Corp.*	96,621,292

		164,642,650

	Health Care Equipment & Services - 9.3%
408,235	Align Technology, Inc.*	101,630,103
256,148	DexCom, Inc.*	36,124,552
562,006	Haemonetics Corp.*	55,588,014
1,066,774	Insulet Corp.*	86,611,381
515,022	Penumbra, Inc.*	74,940,851
605,563	Veeva Systems, Inc. Class A*	66,042,701

		420,937,602

	Materials - 0.6%
260,243	Vulcan Materials Co.	26,453,701

	Media & Entertainment - 12.9%
19,317	Alphabet, Inc. Class C*	21,564,919
489,200	Electronic Arts, Inc.*	45,123,808
590,582	Netflix, Inc.*	200,502,589
2,063,598	Ocean Outdoor Ltd.*(5)	16,096,064
589,306	Spotify Technology S.A.*	79,821,498
377,749	Take-Two Interactive Software, Inc.*	39,871,407
641,110	TripAdvisor, Inc.*	36,786,892

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

857,806	Walt Disney Co.	$95,662,525
1,435,175	Zillow Group, Inc. Class C*(1)	50,360,291

		585,789,993

	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
1,355,846	AstraZeneca plc ADR	49,596,847
127,578	Bluebird Bio, Inc.*	17,022,732
93,813	Elanco Animal Health, Inc.*(1)	2,737,463
1,048,740	Exact Sciences Corp.*	94,470,499
257,854	Galapagos N.V.*	26,531,813
39,452	Galapagos N.V. ADR*	4,049,353
161,362	Sage Therapeutics, Inc.*	23,008,608
291,402	Seattle Genetics, Inc.*	22,271,855
180,507	Thermo Fisher Scientific, Inc.	44,345,155

		284,034,325

	Real Estate - 1.0%
359,709	Crown Castle International Corp. REIT	42,107,536
29,564	WeWork Companies, Inc. Class A*(2)(3)(4)	2,010,352

		44,117,888

	Retailing - 9.7%
184,902	Amazon.com, Inc.*	317,796,615
1,415,016	Floor & Decor Holdings, Inc. Class A*(1)	48,520,899
123,196	JAND, Inc. Class A*(2)(3)(4)	1,624,955
171,581	Tory Burch LLC*(2)(3)(4)	9,555,344
563,201	Wayfair, Inc. Class A*	61,647,981

		439,145,794

	Semiconductors & Semiconductor Equipment - 2.3%
3,255,092	Advanced Micro Devices, Inc.*	79,456,796
250,321	Universal Display Corp.(1)	25,990,829

		105,447,625

	Software & Services - 25.2%
855,476	2U, Inc.*	48,633,811
176,589	Adobe, Inc.*	43,762,286
531,056	Autodesk, Inc.*	78,171,443
209,893	Fair Isaac Corp.*	47,267,904
258,748	FleetCor Technologies, Inc.*	52,217,934
1,240,723	GoDaddy, Inc. Class A*	85,150,819
948,449	Guidewire Software, Inc.*	82,211,559
922,415	PayPal Holdings, Inc.*	81,873,555
758,842	salesforce.com, Inc.*	115,321,219
467,266	ServiceNow, Inc.*	102,807,865
544,886	Shopify, Inc. Class A*	91,796,945
624,503	Splunk, Inc.*	77,962,955
1,337,640	SS&C Technologies Holdings, Inc.	68,875,084
502,740	Wix.com Ltd.*	54,974,619
514,744	Workday, Inc. Class A*	93,441,478
1,057,947	Zuora, Inc. Class A*	22,893,973

		1,147,363,449

	Technology Hardware & Equipment - 1.9%
893,872	Logitech International S.A.	32,610,874
300,150	Zebra Technologies Corp. Class A*	52,106,040

		84,716,914

	Transportation - 1.4%
959,430	CSX Corp.	63,034,551

	Total Common Stocks (cost $3,968,387,290)	$ 4,276,278,928

Preferred Stocks - 4.5%
	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C(2)(3)(4)	12,535,053

	Real Estate - 1.1%
404,267	WeWork Companies, Inc. Class D-1(2)(3)(4)	27,490,156
317,638	WeWork Companies, Inc. Class D-2(2)(3)(4)	21,599,384

		49,089,540

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Retailing - 0.6%
4,434,460	Coupang LLC (2)(3)(4)	$25,279,970
275,096	JAND, Inc. Series D(2)(3)(4)	3,744,056

		29,024,026

	Software & Services - 2.5%
5,668,755	Essence Group Holdings Corp. Series 3(2)(3)(4)	12,698,011
743,470	Lookout, Inc. Series F(2)(3)(4)	5,494,243
1,078,374	MarkLogic Corp. Series F*(2)(3)(4)	10,783,740
1,410,890	Pinterest, Inc. Series G*(2)(3)(4)	6,871,034
1,815,430	Uber Technologies, Inc. Series D*(2)(3)(4)	78,880,434

		114,727,462

	Total Preferred Stocks (cost $106,650,191)	$205,376,081

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co., Inc. Series C(2)(3)(4)	8,443,873

	Total Convertible Preferred Stocks (cost $7,360,451)	$8,443,873

Escrows - 0.0%(6)
	Capital Goods - 0.0%
4,106,956	Lithium Technology Corp.*(2)(3)(4)	41,070

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(2)(3)(4)	166,290

	Software & Services - 0.0%
1,526,069	Birst, Inc.*(2)(3)(4)	79,356
1,526,069	Birst, Inc. Earnout*(2)(3)(4)	1
566,228	Veracode, Inc.*(2)(3)(4)	308,028

		387,385

	Total Escrows (cost $—)	$594,745

Warrants - 0.0%
	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	402,275

	Diversified Financials - 0.0%
3,702,800	J2 Acquisition Ltd. Expires 9/7/27*	1,055,298

	Total Warrants (cost $53,119)	$1,457,573

	Total Long-Term Investments (cost $4,082,451,051)	$4,492,151,200

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 1.0%
46,940,399	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(7)	46,940,399

	Securities Lending Collateral - 1.1%
2,518,247	Citibank NA DDCA, 2.39%, 2/1/2019(7)	2,518,247
27,973,334	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(7)	27,973,334
11,141,005	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(7)	11,141,005
1,528,332	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(7)	1,528,332
6,527,215	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(7)	6,527,215
676,811	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(7)	676,811

		50,364,944

	Total Short-Term Investments (cost $97,305,344)	$97,305,343

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Total Investments (cost $4,179,756,395)	100.9%	$4,589,456,543
Other Assets and Liabilities	(0.9)%	(42,595,235)

Total Net Assets	100.0%	$4,546,861,308

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $247,898,545, which represented 5.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $247,898,545 or 5.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2015	Birst, Inc.	1,526,069	$—	$79,356
03/2015	Birst, Inc. Earnout	1,526,069	—	1
11/2014	Coupang LLC Preferred	4,434,460	13,805,010	25,279,970
02/2014	DraftKings, Inc.	4,858,252	7,040,846	12,386,405
05/2014	Essence Group Holdings Corp. Series 3 Preferred	5,668,755	8,964,002	12,698,011
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,451	8,443,873
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,624,955
04/2015	JAND, Inc. Series D Preferred	275,096	3,159,560	3,744,056
08/2015	Klarna Holding AB	63,425	6,956,489	7,906,790
08/2013	Lithium Technology Corp.	4,106,956	—	41,070
07/2014	Lookout, Inc. Series F Preferred	743,470	8,492,732	5,494,243
04/2015	MarkLogic Corp. Series F Preferred	1,078,374	12,524,451	10,783,740
08/2014	One Kings Lane, Inc.	923,832	—	166,290
03/2015	Pinterest, Inc. Series G Preferred	1,410,890	10,128,909	6,871,034
09/2015	Rubicon Global Holdings LLC Series C Preferred	470,535	9,392,114	12,535,053
11/2013	Tory Burch LLC	171,581	13,447,917	9,555,344
06/2014	Uber Technologies, Inc. Series D Preferred	1,815,430	28,162,857	78,880,434
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	WeWork Companies, Inc. Class A	29,564	492,275	2,010,352
12/2014	WeWork Companies, Inc. Class D-1 Preferred	404,267	6,731,515	27,490,156
12/2014	WeWork Companies, Inc. Class D-2 Preferred	317,638	5,289,041	21,599,384

			$143,363,112	$247,898,545

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

(5)

Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2019, the aggregate value of these securities was $46,065,365, which represents 1.0% of total net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$149,849,947	$149,849,947	$—	$—
Commercial & Professional Services	107,020,563	94,073,799	5,039,974	7,906,790
Consumer Durables & Apparel	150,599,808	150,599,808	—	—
Consumer Services	231,771,128	219,384,723	—	12,386,405
Diversified Financials	203,528,552	173,559,251	29,969,301	—
Energy	67,824,438	67,824,438	—	—
Food, Beverage & Tobacco	164,642,650	164,642,650	—	—
Health Care Equipment & Services	420,937,602	420,937,602	—	—
Materials	26,453,701	26,453,701	—	—
Media & Entertainment	585,789,993	585,789,993	—	—
Pharmaceuticals, Biotechnology & Life Sciences	284,034,325	257,502,512	26,531,813	—
Real Estate	44,117,888	42,107,536	—	2,010,352
Retailing	439,145,794	427,965,495	—	11,180,299
Semiconductors & Semiconductor Equipment	105,447,625	105,447,625	—	—
Software & Services	1,147,363,449	1,147,363,449	—	—
Technology Hardware & Equipment	84,716,914	52,106,040	32,610,874	—
Transportation	63,034,551	63,034,551	—	—
Preferred Stocks	205,376,081	—	—	205,376,081
Convertible Preferred Stocks	8,443,873	—	—	8,443,873
Escrows	594,745	—	—	594,745
Warrants	1,457,573	1,457,573	—	—
Short-Term Investments	97,305,343	97,305,343	—	—

Total	$4,589,456,543	$4,247,406,036	$94,151,962	$247,898,545

(1) For the period ended January 31, 2019, investments valued at $19,758,951 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2019:

	Common Stocks	Convertible Preferred Stocks	Escrows	Preferred Stocks	Total
Beginning balance	$52,310,661	$8,324,179	$892,602	$198,397,561	$259,925,003

Purchases	-	-	-	-	-

Sales	-	-	(330,953)	-	(330,953)

Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	-	-	330,953	-	330,953

Net change in unrealized appreciation/depreciation	932,136	119,694	(297,857)	6,978,520	7,732,493

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	(19,758,951)	-	-	-	(19,758,951)
Ending balance	$33,483,846	$8,443,873	$594,745	$205,376,081	$247,898,545

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2019 was $8,030,350.

The Hartford Small Cap Growth Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Automobiles & Components - 1.7%
131,673	Cooper Tire & Rubber Co.	$4,634,889
205,197	Tenneco, Inc. Class A	7,116,232
70,558	Visteon Corp.*	5,425,205

		17,176,326

	Banks - 4.8%
186,679	First Busey Corp.	4,622,172
224,914	First Hawaiian, Inc.	5,787,037
134,124	Great Western Bancorp, Inc.	4,733,236
97,129	IBERIABANK Corp.	7,176,862
727,109	MGIC Investment Corp.*	9,074,320
196,160	Seacoast Banking Corp. of Florida*	5,398,323
375,700	Sterling Bancorp	7,228,468
119,212	Triumph Bancorp, Inc.*	3,631,198

		47,651,616

	Capital Goods - 10.4%
216,776	Aerojet Rocketdyne Holdings, Inc.*	8,556,149
217,345	Altra Industrial Motion Corp.	6,652,930
54,977	American Woodmark Corp.*	3,845,641
122,749	Applied Industrial Technologies, Inc.	7,243,419
74,761	Armstrong World Industries, Inc.	5,086,738
88,717	Astec Industries, Inc.	3,284,303
125,585	Axon Enterprise, Inc.*	6,406,091
111,553	AZZ, Inc.	4,991,997
147,230	Generac Holdings, Inc.*	7,792,884
176,785	ITT, Inc.	9,291,820
205,946	JELD-WEN Holding, Inc.*	3,674,077
123,467	John Bean Technologies Corp.	9,808,218
99,146	Mercury Systems, Inc.*	5,812,930
346,673	Milacron Holdings Corp.*	4,804,888
87,265	Patrick Industries, Inc.*	3,481,874
276,936	Rexnord Corp.*	7,241,876
26,896	SiteOne Landscape Supply, Inc.*	1,433,557
203,165	Welbilt, Inc.*	2,848,373

		102,257,765

	Commercial & Professional Services - 4.4%
296,681	Advanced Disposal Services, Inc.*	7,476,361
138,958	ASGN, Inc.*	8,752,964
130,608	Clean Harbors, Inc.*	7,733,300
169,837	Exponent, Inc.	8,485,057
75,002	Huron Consulting Group, Inc.*	3,626,347
77,724	MSA Safety, Inc.	7,786,390

		43,860,419

	Consumer Durables & Apparel - 6.0%
104,599	Carter’s, Inc.	8,671,257
117,001	Oxford Industries, Inc.	8,959,937
128,581	Roku, Inc.*(1)	5,779,716
82,300	Skyline Champion Corp.	1,486,338
376,542	Steven Madden Ltd.	12,294,096
163,792	TopBuild Corp.*	8,649,856
378,827	Wolverine World Wide, Inc.	12,997,554

		58,838,754

	Consumer Services - 2.7%
124,421	Dunkin’ Brands Group, Inc.	8,509,152
104,155	Marriott Vacations Worldwide Corp.	9,221,884
134,808	Wingstop, Inc.	8,850,145

		26,581,181

	Diversified Financials - 2.7%
215,361	Blucora, Inc.*	6,355,303
94,038	Evercore, Inc. Class A	8,411,699

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

133,650	OneMain Holdings, Inc.*	$3,994,799
713,055	SLM Corp.*	7,636,819

		26,398,620

	Energy - 1.7%
1,996,188	Chesapeake Energy Corp.*	5,689,135
168,666	Newfield Exploration Co.*	3,083,214
111,883	PDC Energy, Inc.*	3,644,029
285,037	ProPetro Holding Corp.*	4,657,505

		17,073,883

	Food & Staples Retailing - 2.1%
40,625	Casey’s General Stores, Inc.	5,227,625
281,580	Performance Food Group Co.*	9,618,773
99,617	PriceSmart, Inc.	6,101,541

		20,947,939

	Food, Beverage & Tobacco - 1.1%
492,815	Hostess Brands, Inc.*	5,662,444
54,362	Post Holdings, Inc.*	5,045,881

		10,708,325

	Health Care Equipment & Services - 12.8%
200,599	AtriCure, Inc.*	6,208,539
206,341	Cardiovascular Systems, Inc.*	6,423,395
240,744	Globus Medical, Inc. Class A*	10,845,517
71,186	Haemonetics Corp.*	7,041,007
285,727	HMS Holdings Corp.*	8,568,953
32,163	ICU Medical, Inc.*	8,002,155
118,579	Insulet Corp.*	9,627,429
129,484	Integra LifeSciences Holdings Corp.*	6,132,362
65,276	LHC Group, Inc.*	6,901,632
46,252	LivaNova plc*	4,269,985
75,493	Medidata Solutions, Inc.*	5,356,983
185,357	Merit Medical Systems, Inc.*	10,478,231
164,676	Omnicell, Inc.*	10,725,348
319,936	OraSure Technologies, Inc.*	4,111,178
54,420	Orthofix Medical, Inc.*	2,944,666
74,770	Providence Service Corp.*	4,795,748
608,273	R1 RCM, Inc.*	4,939,177
79,326	Teladoc Health, Inc.*	5,092,729
40,597	U.S. Physical Therapy, Inc.	4,298,816

		126,763,850

	Household & Personal Products - 0.7%
175,385	Edgewell Personal Care Co.*	6,918,938

	Insurance - 0.9%
220,492	James River Group Holdings Ltd.	8,504,376

	Materials - 3.1%
123,489	Boise Cascade Co.	3,392,243
499,449	Graphic Packaging Holding Co.	6,028,349
190,159	Louisiana-Pacific Corp.	4,636,076
417,326	OMNOVA Solutions, Inc.*	3,718,375
258,694	PolyOne Corp.	8,373,925
305,441	Summit Materials, Inc. Class A*	4,661,030

		30,809,998

	Media & Entertainment - 0.4%
467,003	TrueCar, Inc.*	4,380,488

	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
198,981	Abeona Therapeutics, Inc.*(1)	1,351,081
118,548	Aerie Pharmaceuticals, Inc.*	5,574,127
50,075	Agios Pharmaceuticals, Inc.*	2,684,020
228,600	Alder Biopharmaceuticals, Inc.*	3,218,688
542,052	Amicus Therapeutics, Inc.*	6,526,306
370,775	Amneal Pharmaceuticals, Inc.*	4,553,117
153,048	Arena Pharmaceuticals, Inc.*	7,035,617

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

96,900	Array BioPharma, Inc.*	$1,809,123
89,924	Assembly Biosciences, Inc.*	2,048,469
126,172	Audentes Therapeutics, Inc.*	3,129,066
40,992	Avrobio, Inc.*	510,760
99,272	Biohaven Pharmaceutical Holding Co., Ltd.*	3,781,270
111,531	Blueprint Medicines Corp.*	8,040,270
161,591	Catalent, Inc.*	5,967,556
92,527	Dermira, Inc.*	610,678
213,869	Five Prime Therapeutics, Inc.*	2,406,026
139,213	Flexion Therapeutics, Inc.*(1)	2,045,039
109,315	G1 Therapeutics, Inc.*	2,338,248
159,365	GlycoMimetics, Inc.*	1,784,888
259,547	Heron Therapeutics, Inc.*	6,981,814
290,489	Intersect ENT, Inc.*	8,618,809
103,800	Karyopharm Therapeutics, Inc.*	879,186
43,858	Loxo Oncology, Inc.*	10,289,087
14,653	Madrigal Pharmaceuticals, Inc.*(1)	1,696,231
109,402	Minerva Neurosciences, Inc.*	719,865
125,327	MyoKardia, Inc.*	5,186,031
275,447	NanoString Technologies, Inc.*	6,125,941
136,032	Portola Pharmaceuticals, Inc.*(1)	3,686,467
81,344	REGENXBIO, Inc.*	3,575,882
207,437	Revance Therapeutics, Inc.*	3,582,437
811,222	Rigel Pharmaceuticals, Inc.*	1,752,239
88,750	Spark Therapeutics, Inc.*	4,244,025
153,639	Syneos Health, Inc.*	7,841,735
122,827	Ultragenyx Pharmaceutical, Inc.*	6,057,828

		136,651,926

	Real Estate - 3.0%
248,511	Columbia Property Trust, Inc. REIT	5,484,638
51,116	Coresite Realty Corp. REIT	5,049,750
189,392	Corporate Office Properties Trust REIT	4,676,089
199,805	Pebblebrook Hotel Trust REIT	6,403,750
51,549	PS Business Parks, Inc. REIT	7,484,399

		29,098,626

	Retailing - 3.7%
229,719	Caleres, Inc.	6,854,815
177,796	Core-Mark Holding Co., Inc.	4,956,953
128,137	Etsy, Inc.*	7,002,687
76,253	Five Below, Inc.*	9,434,784
126,563	Floor & Decor Holdings, Inc. Class A*	4,339,845
286,811	Michaels Cos., Inc.*(1)	3,975,200

		36,564,284

	Semiconductors & Semiconductor Equipment - 2.7%
109,954	Cirrus Logic, Inc.*	4,084,791
346,962	Cohu, Inc.	6,085,714
299,969	Entegris, Inc.	9,913,975
413,660	FormFactor, Inc.*	6,213,173

		26,297,653

	Software & Services - 14.6%
91,717	2U, Inc.*	5,214,111
261,067	8x8, Inc.*	4,597,390
46,706	Alteryx, Inc. Class A*	3,323,132
101,736	Blackbaud, Inc.	7,284,298
45,034	CACI International, Inc. Class A*	7,528,784
201,259	Carbonite, Inc.*	5,764,058
401,772	Cloudera, Inc.*	5,423,922
21,586	EPAM Systems, Inc.*	3,053,987
102,006	Everbridge, Inc.*	6,310,091
40,905	Fair Isaac Corp.*	9,211,806
188,803	Five9, Inc.*	9,653,497
226,300	ForeScout Technologies, Inc.*	6,902,150
57,921	HubSpot, Inc.*	9,169,474

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

97,025	Instructure, Inc.*	$3,835,398
110,411	LiveRamp Holdings, Inc.*	4,796,254
88,486	New Relic, Inc.*	8,994,602
113,455	Paylocity Holding Corp.*	8,058,709
131,559	Pegasystems, Inc.	7,405,456
254,662	Pivotal Software, Inc. Class A*	4,708,700
76,011	Q2 Holdings, Inc.*	4,517,334
162,501	Rapid7, Inc.*	6,529,290
28,300	SailPoint Technologies Holding, Inc.*	807,965
71,986	Science Applications International Corp.	4,833,140
46,666	Trade Desk, Inc. Class A*	6,658,305

		144,581,853

	Technology Hardware & Equipment - 2.5%
209,095	CTS Corp.	5,932,025
94,217	ePlus, Inc.*	7,463,871
81,236	Lumentum Holdings, Inc.*	3,973,253
53,582	Rogers Corp.*	6,800,091

		24,169,240

	Telecommunication Services - 0.8%
359,454	ORBCOMM, Inc.*	2,925,955
576,278	Vonage Holdings Corp.*	5,249,893

		8,175,848

	Transportation - 1.6%
100,137	Genesee & Wyoming, Inc. Class A*	7,862,757
87,564	Knight-Swift Transportation Holdings, Inc.	2,780,157
264,505	Marten Transport Ltd.	5,118,172

		15,761,086

	Total Common Stocks (cost $934,336,315)	$970,172,994

	Total Long-Term Investments (cost $934,336,315)	$970,172,994

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 1.6%
15,811,523	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)	15,811,523

	Securities Lending Collateral - 1.6%
786,562	Citibank NA DDCA, 2.39%, 2/1/2019(2)	786,562
8,737,331	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)	8,737,331
3,479,837	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)	3,479,837
477,367	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)	477,367
2,038,743	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)	2,038,743
211,398	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)	211,398

		15,731,238

	Total Short-Term Investments (cost $31,542,761)	$31,542,761

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Total Investments (cost $965,879,076)	101.4%	$1,001,715,755
Other Assets and Liabilities	(1.4)%	(13,890,752)

Total Net Assets	100.0%	$987,825,003

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$17,176,326	$17,176,326	$—	$—
Banks	47,651,616	47,651,616	—	—
Capital Goods	102,257,765	102,257,765	—	—
Commercial & Professional Services	43,860,419	43,860,419	—	—
Consumer Durables & Apparel	58,838,754	58,838,754	—	—
Consumer Services	26,581,181	26,581,181	—	—
Diversified Financials	26,398,620	26,398,620	—	—
Energy	17,073,883	17,073,883	—	—
Food & Staples Retailing	20,947,939	20,947,939	—	—
Food, Beverage & Tobacco	10,708,325	10,708,325	—	—
Health Care Equipment & Services	126,763,850	126,763,850	—	—
Household & Personal Products	6,918,938	6,918,938	—	—
Insurance	8,504,376	8,504,376	—	—
Materials	30,809,998	30,809,998	—	—
Media & Entertainment	4,380,488	4,380,488	—	—
Pharmaceuticals, Biotechnology & Life Sciences	136,651,926	136,651,926	—	—
Real Estate	29,098,626	29,098,626	—	—
Retailing	36,564,284	36,564,284	—	—
Semiconductors & Semiconductor Equipment	26,297,653	26,297,653	—	—
Software & Services	144,581,853	144,581,853	—	—
Technology Hardware & Equipment	24,169,240	24,169,240	—	—
Telecommunication Services	8,175,848	8,175,848	—	—
Transportation	15,761,086	15,761,086	—	—
Short-Term Investments	31,542,761	31,542,761	—	—

Total	$1,001,715,755	$1,001,715,755	$—	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Quality Value Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Banks - 15.4%
434,041	Bank of America Corp.	$12,357,147
39,439	Bank of Nova Scotia	2,245,657
120,788	Citigroup, Inc.	7,785,994
114,663	JP Morgan Chase & Co.	11,867,621
18,726	M&T Bank Corp.	3,081,176
33,604	PNC Financial Services Group, Inc.	4,122,203

		41,459,798

	Capital Goods - 7.2%
44,281	Eaton Corp. plc	3,376,426
15,585	General Dynamics Corp.	2,667,685
25,293	Honeywell International, Inc.	3,632,834
99,313	Johnson Controls International plc	3,353,800
12,647	Lockheed Martin Corp.	3,663,709
22,440	United Technologies Corp.	2,649,491

		19,343,945

	Commercial & Professional Services - 1.0%
28,474	Waste Management, Inc.	2,724,108

	Energy - 9.8%
61,007	Chevron Corp.	6,994,453
31,028	EOG Resources, Inc.	3,077,978
77,415	Exxon Mobil Corp.	5,672,971
85,191	Halliburton Co.	2,671,590
52,708	Hess Corp.	2,846,232
71,948	Suncor Energy, Inc.	2,325,359
48,395	Total S.A. ADR	2,648,658

		26,237,241

	Food & Staples Retailing - 1.6%
57,663	Walgreens Boots Alliance, Inc.	4,166,728

	Food, Beverage & Tobacco - 5.1%
28,739	Altria Group, Inc.	1,418,270
73,671	General Mills, Inc.	3,273,939
42,825	Nestle S.A. ADR	3,736,053
68,169	Philip Morris International, Inc.	5,229,926

		13,658,188

	Health Care Equipment & Services - 5.5%
69,960	Koninklijke Philips N.V.	2,758,523
64,844	Medtronic plc	5,731,561
24,199	STERIS plc	2,760,138
13,273	UnitedHealth Group, Inc.	3,586,364

		14,836,586

	Household & Personal Products - 1.0%
52,563	Unilever N.V.	2,812,646

	Insurance - 7.6%
80,752	American International Group, Inc.	3,490,909
29,615	Chubb Ltd.	3,940,276
41,516	Marsh & McLennan Cos., Inc.	3,661,296
62,462	MetLife, Inc.	2,852,640
63,618	Principal Financial Group, Inc.	3,185,353
36,418	Prudential Financial, Inc.	3,355,554

		20,486,028

	Materials - 4.1%
55,793	Ball Corp.	2,916,858
36,913	FMC Corp.	2,945,657
33,068	Methanex Corp.(1)	1,804,521
31,036	PPG Industries, Inc.	3,272,436

		10,939,472

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Media & Entertainment - 2.0%
148,212	Comcast Corp. Class A	$5,420,113

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
19,483	Allergan plc	2,805,162
120,696	AstraZeneca plc ADR	4,415,060
94,694	Bristol-Myers Squibb Co.	4,675,043
100,216	Merck & Co., Inc.	7,459,077
35,641	Novartis AG ADR	3,119,300

		22,473,642

	Real Estate - 3.2%
18,404	American Tower Corp. REIT	3,180,947
93,066	Corporate Office Properties Trust REIT	2,297,800
14,833	Public Storage REIT	3,152,309

		8,631,056

	Retailing - 4.4%
571,800	Allstar Co.*(2)(3)(4)	120,078
26,076	Expedia Group, Inc.	3,109,563
51,072	Lowe’s Cos., Inc.	4,911,083
50,313	Target Corp.	3,672,849

		11,813,573

	Semiconductors & Semiconductor Equipment - 4.4%
146,893	Intel Corp.	6,921,598
25,934	KLA-Tencor Corp.	2,763,787
42,941	QUALCOMM, Inc.	2,126,438

		11,811,823

	Software & Services - 3.9%
18,239	Accenture plc Class A	2,800,598
30,711	International Business Machines Corp.	4,128,173
34,042	Microsoft Corp.	3,555,006

		10,483,777

	Technology Hardware & Equipment - 3.5%
8,100	Apple, Inc.	1,348,164
102,216	Cisco Systems, Inc.	4,833,795
27,671	Motorola Solutions, Inc.	3,235,016

		9,416,975

	Telecommunication Services - 2.9%
141,393	Verizon Communications, Inc.	7,785,099

	Transportation - 1.0%
24,601	United Parcel Service, Inc. Class B	2,592,945

	Utilities - 6.1%
72,017	Alliant Energy Corp.	3,202,596
66,633	Avangrid, Inc.(1)	3,322,988
42,070	Dominion Energy, Inc.	2,954,997
52,275	Eversource Energy	3,628,408
57,646	UGI Corp.	3,287,551

		16,396,540

	Total Common Stocks (cost $260,837,287)	$263,490,283

	Total Long-Term Investments (cost $260,837,287)	$263,490,283

Short-Term Investments - 4.1%
	Other Investment Pools & Funds - 2.5%
6,661,283	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(5)	6,661,283

	Securities Lending Collateral - 1.6%
221,200	Citibank NA DDCA, 2.39%, 2/1/2019(5)	221,200
2,457,146	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(5)	2,457,146
978,613	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(5)	978,613

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

134,247	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(5)		$134,247
573,343	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(5)		573,343
59,450	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(5)		59,451

			4,424,000

	Total Short-Term Investments (cost $11,085,283)		$11,085,283

	Total Investments (cost $271,922,570)	102.2%	$274,575,566
	Other Assets and Liabilities	(2.2)%	(5,994,148)

	Total Net Assets	100.0%	$268,581,418

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of this security was $120,078, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $120,078 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$120,078
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Quality Value Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$41,459,798	$41,459,798	$—	$—
Capital Goods	19,343,945	19,343,945	—	—
Commercial & Professional Services	2,724,108	2,724,108	—	—
Energy	26,237,241	26,237,241	—	—
Food & Staples Retailing	4,166,728	4,166,728	—	—
Food, Beverage & Tobacco	13,658,188	13,658,188	—	—
Health Care Equipment & Services	14,836,586	14,836,586	—	—
Household & Personal Products	2,812,646	2,812,646	—	—
Insurance	20,486,028	20,486,028	—	—
Materials	10,939,472	10,939,472	—	—
Media & Entertainment	5,420,113	5,420,113	—	—
Pharmaceuticals, Biotechnology & Life Sciences	22,473,642	22,473,642	—	—
Real Estate	8,631,056	8,631,056	—	—
Retailing	11,813,573	11,693,495	—	120,078
Semiconductors & Semiconductor Equipment	11,811,823	11,811,823	—	—
Software & Services	10,483,777	10,483,777	—	—
Technology Hardware & Equipment	9,416,975	9,416,975	—	—
Telecommunication Services	7,785,099	7,785,099	—	—
Transportation	2,592,945	2,592,945	—	—
Utilities	16,396,540	16,396,540	—	—
Short-Term Investments	11,085,283	11,085,283	—	—

Total	$274,575,566	$274,455,488	$—	$120,078

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Argentina - 0.3%
753,886	BBVA Banco Frances S.A. ADR	$10,215,155

	Brazil - 11.1%
3,614,365	B3 S.A. - Brasil Bolsa Balcao	31,186,682
3,826,779	Banco Bradesco S.A. ADR	47,528,595
992,625	Equatorial Energia S.A.	23,990,978
8,334,643	Itau Unibanco Holding S.A. ADR	88,680,602
2,868,627	Klabin S.A.	14,621,566
3,699,308	Lojas Renner S.A.	46,150,064
392,052	Pagseguro Digital Ltd. Class A*(1)	8,456,562
3,390,572	Petroleo Brasileiro S.A. ADR	52,057,992
1,159,093	Raia Drogasil S.A.	19,703,818
3,666,612	Vale S.A. ADR	45,612,653
3,419,934	WEG S.A.	17,666,033

		395,655,545

	Chile - 0.6%
685,992	Banco Santander Chile ADR	22,184,981

	China - 24.3%
972,054	Alibaba Group Holding Ltd. ADR*	163,781,378
2,755,000	Anhui Conch Cement Co., Ltd. Class H	15,023,936
83,116	Baidu, Inc. ADR*	14,348,315
115,740,320	China Construction Bank Corp. Class H	104,259,017
12,262,000	China Pacific Insurance Group Co., Ltd. Class H	43,179,707
79,627,600	China Petroleum & Chemical Corp. Class H	66,584,134
35,030,000	CNOOC Ltd.	58,549,827
15,726,000	Guangzhou Automobile Group Co., Ltd. Class H	17,079,771
25,114,000	Industrial & Commercial Bank of China Ltd. Class H	19,510,155
5,663,000	Li Ning Co., Ltd.*	6,967,894
7,350,443	Midea Group Co., Ltd. Class A	47,897,184
36,508,000	PICC Property & Casualty Co., Ltd. Class H	37,806,259
3,145,600	Shenzhou International Group Holdings Ltd.	37,040,532
4,857,500	Tencent Holdings Ltd.	216,229,583
3,199,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	17,796,549

		866,054,241

	Colombia - 0.1%
120,126	Bancolombia S.A. ADR	5,357,620

	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	4,556,339
2,813,518	Commercial International Bank Egypt S.A.E. GDR	13,659,630

		18,215,969

	Greece - 1.0%
10,569,208	Alpha Bank A.E.*	10,604,593
1,581,446	Hellenic Telecommunications Organization S.A.	19,805,994
3,263,919	National Bank of Greece S.A.*	3,668,515

		34,079,102

	Hong Kong - 5.6%
8,772,400	AIA Group Ltd.	79,210,434
15,309,000	China Mengniu Dairy Co., Ltd.*	47,417,505
4,199,500	China Mobile Ltd.	44,167,544
8,280,000	China Resources Beer Holdings Co., Ltd.	29,102,126

		199,897,609

	Hungary - 1.9%
1,746,331	MOL Hungarian Oil & Gas plc	20,952,017
520,882	OTP Bank Nyrt	21,488,228
1,195,727	Richter Gedeon Nyrt	25,536,142

		67,976,387

	India - 5.3%
2,087,374	HDFC Bank Ltd.	61,046,591
875,807	Hindustan Unilever Ltd.	21,711,452

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

6,154,580	Infosys Ltd.	$64,857,331
6,035,626	ITC Ltd.	23,677,204
189,170	Maruti Suzuki India Ltd.	17,715,191

		189,007,769

	Indonesia - 0.8%
26,389,700	Astra International Tbk PT	16,009,355
12,005,500	Bank Mandiri Persero Tbk PT	6,434,034
24,245,000	Telekomunikasi Indonesia Persero Tbk PT	6,766,262

		29,209,651

	Mexico - 2.3%
2,398,692	America Movil S.A.B. de C.V. Class L, ADR	38,499,006
464,833	Fomento Economico Mexicano S.A.B. de C.V. ADR	42,309,100

		80,808,106

	Pakistan - 0.2%
3,442,700	Habib Bank Ltd.	3,708,750
2,668,800	United Bank Ltd.	2,953,484

		6,662,234

	Peru - 0.8%
115,971	Credicorp Ltd.	28,155,439

	Poland - 2.2%
911,367	Bank Polska Kasa Opieki S.A.	27,123,472
3,383,883	Powszechna Kasa Oszczednosci Bank Polski S.A.	35,970,959
1,138,214	Powszechny Zaklad Ubezpieczen S.A.	13,676,948

		76,771,379

	Russia - 6.1%
1,154,836	LUKOIL PJSC ADR	92,730,378
291,987	Novatek PJSC GDR	53,608,494
4,551,502	Sberbank of Russia PJSC ADR	61,894,765
383,197	X5 Retail Group N.V. GDR	10,108,477

		218,342,114

	South Africa - 4.0%
1,364,817	Absa Group Ltd.	19,152,960
1,497,986	AVI Ltd.	10,507,784
432,432	Bid Corp. Ltd.	9,280,106
7,460,345	FirstRand Ltd.	39,202,434
275,759	Naspers Ltd. Class N	63,789,605

		141,932,889

	South Korea - 16.3%
96,803	Amorepacific Corp.	15,830,977
176,981	Hana Financial Group, Inc.	6,363,619
210,876	Hyundai Motor Co.	24,584,249
165,098	Korea Kolmar Co., Ltd.	10,019,179
50,910	Korea Zinc Co., Ltd.	20,160,494
146,710	LG Chem Ltd.	48,670,124
78,568	LG Innotek Co., Ltd.	6,938,625
17,257	Medy-Tox, Inc.	8,082,933
313,626	NAVER Corp.	38,446,015
40,034	NCSoft Corp.	16,857,647
106,940	Netmarble Games Corp.(2)	10,321,338
138,357	Samsung C&T Corp.	14,969,057
5,833,478	Samsung Electronics Co., Ltd.	243,221,661
1,162,102	Shinhan Financial Group Co., Ltd.*	44,947,856
93,805	SK Holdings Co., Ltd.	22,282,311
173,399	SK Hynix, Inc.	11,595,143
211,900	SK Innovation Co., Ltd.	35,969,656

		579,260,884

	Taiwan - 9.1%
15,571,036	ASE Technology Holding, Co., Ltd.	31,315,443
27,934,489	Cathay Financial Holding Co., Ltd.	40,171,904
11,025,000	CTBC Financial Holding Co., Ltd.	7,507,387

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

312,000	Ennoconn Corp.		$2,606,311
8,611,570	Hon Hai Precision Industry Co., Ltd.		19,960,961
344,000	Largan Precision Co., Ltd.		43,739,029
23,845,139	Taiwan Semiconductor Manufacturing Co., Ltd.		176,882,398

			322,183,433

	Thailand - 2.4%
3,726,900	Bangkok Bank PCL NVDR		25,717,449
1,061,775	Kasikornbank PCL		6,878,677
5,159,825	Kasikornbank PLC NVDR		33,113,616
5,146,500	PTT Exploration & Production PCL		20,261,487

			85,971,229

	Turkey - 1.0%
940,518	Tupras Turkiye Petrol Rafinerileri A.S.		25,305,201
3,224,933	Turkcell Iletisim Hizmetleri A.S.		9,055,331

			34,360,532

	United Arab Emirates - 0.7%
822,771	DP World Ltd.		14,645,324
8,621,456	Emaar Properties PJSC		10,167,065

			24,812,389

	Total Common Stocks (cost $2,757,018,644)		$3,437,114,657

Preferred Stocks - 0.4%
	South Korea - 0.4%
196,436	Hyundai Motor Co.		14,865,405

	Total Preferred Stocks (cost $16,319,265)		$14,865,405

	Total Long-Term Investments (cost $2,773,337,909)		$3,451,980,062

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 2.2%
79,470,131	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(3)		79,470,131

	Securities Lending Collateral - 0.2%
281,458	Citibank NA DDCA, 2.39%, 2/1/2019(3)		281,458
3,126,509	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		3,126,509
1,245,202	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		1,245,202
170,818	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		170,818
729,530	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		729,530
75,645	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		75,645

			5,629,162

	Total Short-Term Investments (cost $85,099,293)		$85,099,293

	Total Investments (cost $2,858,437,202)	99.4%	$3,537,079,355
	Other Assets and Liabilities	0.6%	20,434,814

	Total Net Assets	100.0%	$3,557,514,169

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $10,321,338, representing 0.3% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$10,215,155	$10,215,155	$—	$—
Brazil	395,655,545	395,655,545	—	—
Chile	22,184,981	22,184,981	—	—
China	866,054,241	178,129,693	687,924,548	—
Colombia	5,357,620	5,357,620	—	—
Egypt	18,215,969	13,659,630	4,556,339	—
Greece	34,079,102	—	34,079,102	—
Hong Kong	199,897,609	—	199,897,609	—
Hungary	67,976,387	—	67,976,387	—
India	189,007,769	—	189,007,769	—
Indonesia	29,209,651	—	29,209,651	—
Mexico	80,808,106	80,808,106	—	—
Pakistan	6,662,234	3,708,750	2,953,484	—
Peru	28,155,439	28,155,439	—	—
Poland	76,771,379	—	76,771,379	—
Russia	218,342,114	—	218,342,114	—
South Africa	141,932,889	10,507,784	131,425,105	—
South Korea	579,260,884	—	579,260,884	—
Taiwan	322,183,433	—	322,183,433	—
Thailand	85,971,229	20,261,487	65,709,742	—
Turkey	34,360,532	—	34,360,532	—
United Arab Emirates	24,812,389	14,645,324	10,167,065	—
Preferred Stocks	14,865,405	—	14,865,405	—
Short-Term Investments	85,099,293	85,099,293	—	—

Total	$3,537,079,355	$868,388,807	$2,668,690,548	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 31.9%
	British Virgin Islands - 2.1%
$765,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(1)	$724,092
710,000	Sinopec Group Overseas Development Ltd. 4.38%, 04/10/2024(2)	731,401
720,000	State Grid Overseas Investment Ltd. 4.13%, 05/07/2024(2)	738,807

		2,194,300

	Canada - 0.4%
470,000	First Quantum Minerals Ltd. 6.88%, 03/01/2026(2)	425,938

	Cayman Islands - 4.8%
790,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	754,406
720,000	Baidu, Inc. 4.38%, 05/14/2024	733,368
1,033,000	Braskem Finance Ltd. 7.38%, 02/07/2019(2)(3)	1,033,000
770,000	CSCEC Finance Cayman II Ltd. 3.50%, 07/05/2027(1)	730,299
260,000	Swire Pacific MTN Financing Ltd. 3.88%, 09/21/2025(1)	259,666
740,000	Tencent Holdings Ltd. 3.80%, 02/11/2025(2)	744,553
740,000	Three Gorges Finance I Cayman Islands Ltd. 3.70%, 06/10/2025(2)(4)	735,122

		4,990,414

	Chile - 4.7%
	Corp. Nacional del Cobre de Chile
1,350,000	4.25%, 07/17/2042(2)	1,278,450
710,000	4.50%, 09/16/2025(2)	731,222
975,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(2)	990,434
913,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)(4)	898,629
215,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(2)	206,754
740,000	Empresa Nacional del Petroleo 4.38%, 10/30/2024(2)	744,595

		4,850,084

	Colombia - 2.0%
905,000	Credivalores-Crediservicios SAS 9.75%, 07/27/2022(2)(4)	796,400
941,000	Ecopetrol S.A. 5.88%, 05/28/2045	927,826
COP 1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(2)	362,980

		2,087,206

	Hong Kong - 1.7%
$970,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(1)	944,486
290,000	China Railway Resources Huitung Ltd. 3.85%, 02/05/2023(1)	291,477
510,000	CRCC Yuxiang Ltd. 3.50%, 05/16/2023(1)	505,953

		1,741,916

	Indonesia - 2.1%
915,000	ABM Investama Tbk PT 7.13%, 08/01/2022(2)	830,948
	Perusahaan Listrik Negara PT

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$790,000	4.13%, 05/15/2027(2)	$761,644
610,000	5.25%, 05/15/2047(2)	584,832

		2,177,424

	Mexico - 10.3%
490,000	Alfa S.A.B. de C.V. 6.88%, 03/25/2044(2)	499,800
375,000	Alpek S.A.B. de C.V. 4.50%, 11/20/2022(2)	375,000
950,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(2)	741,000
520,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/2022(2)	514,800
520,000	BBVA Bancomer S.A. 4.38%, 04/10/2024(2)	517,400
260,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	264,929
1,115,310	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(2)	1,070,809
790,000	Credito Real S.A.B. de C.V. SOFOM ER 5 year CMT + 7.026%, 9.13%, 11/29/2022(2)(3)(5)	742,600
258,210	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(2)	251,884
	Petroleos Mexicanos
3,900,000	5.63%, 01/23/2046	3,090,360
1,030,000	6.38%, 01/23/2045	877,302
900,000	6.63%, 06/15/2035	814,500
835,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.25%, 09/27/2023(2)	805,775

		10,566,159

	Netherlands - 1.4%
745,000	Metinvest B.V. 7.75%, 04/23/2023(2)	709,613
1,115,000	Nostrum Oil & Gas Finance B.V. 7.00%, 02/16/2025(2)	731,440

		1,441,053

	Panama - 0.8%
900,000	AES El Salvador Trust II 6.75%, 03/28/2023(2)	834,750

	Peru - 0.6%
610,000	Petroleos del Peru S.A. 4.75%, 06/19/2032(2)	604,663

	South Korea - 0.3%
250,000	Korea East-West Power Co., Ltd. 3.88%, 07/19/2023(2)	253,334

	Spain - 0.7%
695,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(2)	683,880

	Total Corporate Bonds (cost $33,786,345)	$32,851,121

Foreign Government Obligations - 65.1%
	Angola - 1.0%
480,000	Angolan Government International Bond 9.50%, 11/12/2025(2)	535,187
500,000	Angolan Government International Bond 9.38%, 05/08/2048(2)	527,110

		1,062,297

	Argentina - 13.0%
	Argentine Republic Government International Bond
1,130,000	5.63%, 01/26/2022	1,025,475
530,000	6.88%, 04/22/2021	506,150
4,950,000	7.50%, 04/22/2026	4,388,225

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Provincia de Buenos Aires
$4,798,000	7.88%, 06/15/2027(2)	$3,934,360
811,000	9.13%, 03/16/2024(2)	736,396
2,990,000	Provincia de Cordoba 7.13%, 06/10/2021(2)(4)	2,803,125

		13,393,731

	Brazil - 3.3%
	Brazil Notas do Tesouro Nacional
BRL 10,182,000	10.00%, 01/01/2023	2,963,991
1,472,000	10.00%, 01/01/2025	429,903

		3,393,894

	Cameroon - 2.3%
$2,280,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(2)	2,438,688

	Colombia - 0.7%
	Colombia Government International Bond
COP 1,867,000,000	4.38%, 03/21/2023	570,561
582,000,000	7.75%, 04/14/2021	195,275

		765,836

	Costa Rica - 0.5%
$690,000	Instituto Costarricense de Electricidad 6.38%, 05/15/2043(2)	506,287

	Ecuador - 2.5%
	Ecuador Government International Bond
520,000	9.65%, 12/13/2026(2)	508,404
1,957,000	10.75%, 03/28/2022(2)	2,067,962

		2,576,366

	Egypt - 1.1%
1,245,000	Egypt Government International Bond 7.90%, 02/21/2048(2)	1,146,100

	Gabon - 1.0%
1,130,000	Gabon Government International Bond 6.38%, 12/12/2024(2)	1,079,828

	Ghana - 2.4%
	Ghana Government International Bond
530,000	8.13%, 01/18/2026(2)	538,040
2,060,000	8.63%, 06/16/2049(2)	1,914,189

		2,452,229

	Indonesia - 4.6%
	Indonesia Treasury Bond
IDR 15,908,000,000	5.63%, 05/15/2023	1,047,725
26,704,000,000	7.00%, 05/15/2027	1,770,711
16,008,000,000	8.75%, 05/15/2031	1,171,404
9,981,000,000	9.00%, 03/15/2029	747,752

		4,737,592

	Kenya - 0.5%
$530,000	Kenya Government International Bond 8.25%, 02/28/2048(2)	509,563

	Lebanon - 4.6%
	Lebanon Government International Bond
820,000	6.00%, 01/27/2023(1)	709,989
875,000	6.25%, 05/27/2022	762,251
1,675,000	6.40%, 05/26/2023	1,446,362
605,000	6.85%, 03/23/2027(1)	501,085
1,000,000	7.25%, 03/23/2037(1)	795,300
535,000	8.25%, 04/12/2021(1)	508,250

		4,723,237

	Mexico - 6.6%
	Mexican Bonos
MXN 25,221,200	5.75%, 03/05/2026	1,134,689

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

46,573,000	7.50%, 06/03/2027	$2,298,102
18,795,500	7.75%, 05/29/2031	919,004
17,885,400	7.75%, 11/23/2034	859,455
16,202,600	7.75%, 11/13/2042	760,229
15,763,000	8.00%, 12/07/2023	817,148

		6,788,627

	Mongolia - 1.4%
	Development Bank of Mongolia LLC
$ 1,415,000	7.25%, 10/23/2023(2)	1,415,709

	Nigeria - 1.5%
	Nigeria Government International Bond
610,000	7.63%, 11/21/2025(2)	632,912
440,000	7.63%, 11/28/2047(2)	412,834
490,000	9.25%, 01/21/2049(2)	519,155

		1,564,901

	Peru - 1.3%
	Corp. Financiera de Desarrollo S.A.
720,000	4.75%, 07/15/2025(2)	740,340
	Peru Government Bond
PEN 1,980,000	6.95%, 08/12/2031	646,868

		1,387,208

	Qatar - 1.0%
	Qatar Government International Bond
$ 980,000	3.88%, 04/23/2023(2)	998,375

	Russia - 2.9%
	Russian Federal Bond - OFZ
RUB 52,740,000	6.50%, 02/28/2024	760,805
26,210,000	6.90%, 05/23/2029	369,686
52,620,000	7.00%, 12/15/2021	791,675
35,690,000	7.00%, 01/25/2023	531,078
37,930,000	7.75%, 09/16/2026	574,445

		3,027,689

	Saudi Arabia - 1.0%
	Saudi Government International Bond
$ 1,080,000	4.50%, 10/26/2046(2)	1,007,035

	South Africa - 4.1%
	Republic of South Africa Government Bond
ZAR 18,595,000	6.25%, 03/31/2036	1,026,696
12,520,000	6.50%, 02/28/2041	678,400
16,635,000	7.00%, 02/28/2031	1,054,883
6,870,000	8.75%, 02/28/2048	474,704
6,910,000	9.00%, 01/31/2040	492,477
	Republic of South Africa Government International Bond
$ 480,000	5.88%, 09/16/2025	503,400

		4,230,560

	South Korea - 0.5%
	Korea Gas Corp.
250,000	3.88%, 02/12/2024(2)	254,994
	Korea Hydro & Nuclear Power Co., Ltd.
250,000	3.75%, 07/25/2023(2)	253,284

		508,278

	Tajikistan - 1.3%
	Republic of Tajikistan International Bond
1,455,000	7.13%, 09/14/2027(2)(4)	1,313,705

	Turkey - 2.1%
	Turkey Government Bond
TRY 5,280,000	9.50%, 01/12/2022	868,648
7,700,000	10.60%, 02/11/2026	1,268,269

		2,136,917

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Ukraine - 3.9%
	Ukraine Government International Bond
$ 4,248,000	7.75%, 09/01/2023(2)		$4,047,282

	Total Foreign Government Obligations (cost $66,800,228)		$67,211,934

	Total Long-Term Investments (cost $100,586,573)		$100,063,055
Short-Term Investments - 3.3%
	Securities Lending Collateral - 2.8%
147,152	Citibank NA DDCA, 2.39%, 2/1/2019(6)		147,151
1,634,597	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(6)		1,634,596
651,015	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(6)		651,015
89,307	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(6)		89,307
381,412	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(6)		381,412
39,549	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(6)		39,549

			2,943,030

	U.S. Treasury Bill - 0.5%
490,000	U.S. Treasury Bills 2.28%, 02/19/2019(7)		489,441

	Total Short-Term Investments (cost $3,432,471)		$3,432,471

	Total Investments (cost $104,019,044)	100.3%	$103,495,526
	Other Assets and Liabilities	(0.3)%	(289,086)

	Total Net Assets	100.0%	$103,206,440

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $5,970,597, representing 5.8% of net assets.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $52,773,321, representing 51.1% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2019.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issue:
Sell protection:
Indonesia Government International Bond	CBK	USD	3,250,000	1.00%	12/20/23	Quarterly	$—	$(83,476)	$(11,664)	$71,812
Indonesia Government International Bond	MSC	USD	2,150,000	1.00%	12/20/23	Quarterly	$—	$(52,538)	$(7,716)	$44,822
Mexico Government International Bond	CBK	USD	3,050,000	1.00%	12/20/23	Quarterly	—	(51,001)	(40,173)	10,828
Russian Federation	CBK	USD	5,340,000	1.00%	12/20/23	Quarterly	—	(117,477)	(65,983)	51,494

Total							$—	$(304,492)	$(125,536)	$178,956

Total traded single-name issue							$—	$(304,492)	$(125,536)	$178,956

Total OTC contracts							$—	$(304,492)	$(125,536)	$178,956

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
21,040,000	ARS	502,748	USD	JPM	04/08/19	$22,884	$—
102,430,000	ARS	2,276,222	USD	CBK	04/26/19	236,411	—
2,350,000	ARS	54,085	USD	JPM	04/26/19	3,561	—
118,010,000	ARS	2,701,694	USD	CBK	05/02/19	176,287	—
70,490,000	ARS	1,607,526	USD	JPM	05/02/19	111,556	—
21,040,000	ARS	504,920	USD	JPM	05/02/19	8,195	—
2,880,000	BRL	759,794	USD	CBK	04/09/19	26,131	—
7,930,000	BRL	2,126,575	USD	CBK	05/02/19	34,254	—
3,659,880,000	COP	1,144,428	USD	JPM	02/08/19	33,876	—
10,174,830,000	COP	3,125,908	USD	JPM	03/20/19	144,644	—
9,270,000	EGP	511,731	USD	JPM	05/06/19	—	(2,091)
9,270,000	EGP	511,731	USD	JPM	05/06/19	—	(2,091)
9,280,000	EGP	513,558	USD	CBK	05/06/19	—	(3,368)
930,000	EUR	1,070,756	USD	UBS	04/25/19	1,608	—
561,270,000	HUF	2,025,815	USD	UBS	03/28/19	16,133	—
17,590,000	MXN	921,608	USD	CBK	03/26/19	—	(9,404)
7,830,000	PLN	2,085,375	USD	JPM	02/28/19	19,871	—
11,300,000	PLN	3,041,354	USD	CBK	04/11/19	664	—
7,690,000	PLN	2,065,119	USD	UBS	04/25/19	5,906	—
88,590,000	RUB	1,296,123	USD	CBK	02/13/19	56,755	—
64,190,000	THB	2,018,236	USD	CBK	04/18/19	40,677	—
2,260,000	TRY	417,112	USD	UBS	04/08/19	4,422	—
517,208	USD	21,040,000	ARS	JPM	04/08/19	—	(8,424)
2,420,420	USD	104,780,000	ARS	JPM	04/26/19	—	(149,859)
498,578	USD	21,040,000	ARS	JPM	05/02/19	—	(14,537)
4,328,358	USD	188,500,000	ARS	JPM	05/02/19	—	(268,705)
763,217	USD	2,880,000	BRL	CBK	04/09/19	—	(22,708)
1,149,821	USD	3,659,880,000	COP	CBK	02/08/19	—	(28,483)
3,145,233	USD	10,174,830,000	COP	JPM	03/20/19	—	(125,319)
1,075,406	USD	930,000	EUR	CBK	04/25/19	3,042	—
912,700	USD	17,590,000	MXN	CBK	03/26/19	496	—
2,072,961	USD	7,830,000	PLN	CBK	02/28/19	—	(32,285)
1,297,262	USD	88,590,000	RUB	CBK	02/13/19	—	(55,616)
1,057,211	USD	15,049,160	ZAR	UBS	02/20/19	—	(74,954)
2,918,246	USD	41,687,755	ZAR	CBK	02/20/19	—	(217,971)
1,012,855	USD	14,311,202	ZAR	CBK	03/19/19	—	(60,195)
1,247,987	USD	17,630,000	ZAR	UBS	03/19/19	—	(73,905)
1,389,491	USD	20,310,000	ZAR	JPM	03/19/19	—	(133,347)
3,477,209	USD	50,212,386	ZAR	JPM	03/19/19	—	(287,701)
789,588	USD	11,040,000	ZAR	CBK	04/23/19	—	(34,635)
56,736,915	ZAR	4,070,810	USD	CBK	02/20/19	197,573	—
70,522,386	ZAR	4,860,988	USD	CBK	03/19/19	426,759	—
31,941,202	ZAR	2,187,728	USD	UBS	03/19/19	207,214	—
9,120,000	ZAR	676,142	USD	UBS	04/01/19	6,678	—
11,040,000	ZAR	803,962	USD	UBS	04/23/19	20,261	—
Total						$1,805,858	$(1,605,598)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
OTC	Over-the-Counter
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$32,851,121	$—	$32,851,121	$—
Foreign Government Obligations	67,211,934	—	67,211,934	—
Short-Term Investments	3,432,471	2,943,030	489,441	—
Foreign Currency Contracts(2)	1,805,858	—	1,805,858	—
Swaps - Credit Default(2)	178,956	—	178,956	—

Total	$105,480,340	$2,943,030	$102,537,310	$—

Liabilities
Foreign Currency Contracts(2)	$(1,605,598)	$—	$(1,605,598)	$—

Total	$(1,605,598)	$—	$(1,605,598)	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 11.3%
	Cayman Islands - 0.7%
$ 476,896	ECAF I Ltd. 3.47%, 06/15/2040(1)	$472,466

	United Kingdom - 2.3%
GBP 102,159	Alba plc 3 mo. GBP LIBOR + 0.170%, 1.08%, 03/17/2039(2)(3)	124,497
50,869	EMF-UK plc 3 mo. GBP LIBOR + 0.980%, 1.88%, 03/13/2046(2)(3)	65,659
31,523	Eurohome UK Mortgages plc 3 mo. GBP LIBOR + 0.190%, 1.10%, 09/15/2044(2)(3)	40,761
128,506	Mansard Mortgages plc 3 mo. GBP LIBOR + 0.350%, 1.28%, 10/15/2048(2)(3)	157,549
	Newgate Funding plc
200,000	3 mo. GBP LIBOR + 0.160%, 1.06%, 12/01/2050(2)(3)	244,715
64,603	3 mo. GBP LIBOR + 0.170%, 1.08%, 12/01/2050(2)(3)	80,885
200,000	Paragon Mortgages No 10 plc 3 mo. GBP LIBOR + 0.320%, 1.22%, 06/15/2041(2)(3)	247,927
$ 183,723	Paragon Mortgages No 14 plc 3 mo. USD LIBOR + 0.200%, 2.99%, 09/15/2039(1)(3)	172,831
	RMAC Securities No 1 plc
GBP 122,836	3 mo. GBP LIBOR + 0.150%, 1.05%, 06/12/2044(2)(3)	150,080
149,364	3 mo. GBP LIBOR + 0.170%, 1.07%, 06/12/2044(2)(3)	182,614

		1,467,518

	United States - 8.3%
$ 237,712	ACE Securities Corp. Home Equity Loan Trust 1 mo. USD LIBOR + 0.700%, 3.56%, 05/25/2037(3)	236,376
87,873	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates 1 mo. USD LIBOR + 0.450%, 2.96%, 10/25/2035(3)	87,950
1,514	AmeriCredit Automobile Receivables Trust 2.08%, 09/08/2020	1,514
1,753	Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 0.720%, 3.23%, 04/25/2035(3)	1,754
56,848	Bayview Commercial Asset Trust 1 mo. USD LIBOR + 0.270%, 2.78%, 07/25/2037(1)(3)	53,462
250,000	Benchmark Mortgage Trust 4.23%, 01/15/2052	263,914
111,000	BF Mortgage Trust 3 mo. LIBOR + 2.000%, 4.50%, 11/15/2035(1)(3)	111,416
100,000	BX Commercial Mortgage Trust 1 mo. LIBOR + 1.951%, 4.46%, 03/15/2037(1)(3)	99,185
101,000	Cold Storage Trust 1 mo. USD LIBOR + 1.000%, 3.51%, 04/15/2036(1)(3)	100,586
250,000	Commercial Mortgage Trust 3.18%, 02/10/2048	248,607
	CWABS Revolving Home Equity Loan Trust
20,886	1 mo. USD LIBOR + 0.220%, 2.73%, 01/15/2034(3)	20,603
25,493	1 mo. USD LIBOR + 0.290%, 2.80%, 12/15/2033(3)	25,309
95,466	Fannie Mae Connecticut Avenue Securities 1 mo. USD LIBOR + 4.900%, 7.41%, 11/25/2024(3)	107,231
35,619	Flagship Credit Auto Trust 2.77%, 12/15/2020(1)	35,604
79,887	Flagstar Mortgage Trust 3.50%, 10/25/2047(1)(4)	79,954
100,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 3.300%, 5.81%, 02/15/2037(1)(3)	98,442
350,000	Hilton USA Trust 4.19%, 11/05/2038(1)(4)	343,599
139,000	Hospitality Mortgage Trust 1 mo. USD LIBOR + 0.850%, 3.37%, 05/08/2030(1)(3)	138,431
	JP Morgan Mortgage Trust
245,069	3.00%, 05/25/2047(1)(4)	239,209
69,213	3.50%, 10/25/2046(1)(4)	68,959

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 49,372	3.50%, 08/25/2047(1)(4)	$49,161
88,032	3.50%, 11/25/2048(1)(4)	87,656
	One Market Plaza Trust
130,000	4.02%, 02/10/2032(1)	129,643
100,000	4.15%, 02/10/2032(1)	99,241
	OneMain Financial Issuance Trust
18,200	3.19%, 03/18/2026(1)	18,200
284,422	3.66%, 02/20/2029(1)	285,072
	Residential Asset Mortgage Products, Inc.
250,000	1 mo. USD LIBOR + 0.220%, 2.73%, 12/25/2036(3)	242,736
250,000	1 mo. USD LIBOR + 0.640%, 3.15%, 05/25/2035(3)	248,139
57,110	SACO I Trust 1 mo. USD LIBOR + 0.460%, 2.97%, 04/25/2036(3)	56,057
34,151	SASCO Mortgage Loan Trust 1 mo. USD LIBOR + 0.825%, 3.34%, 12/25/2034(3)	34,099
	SoFi Professional Loan Program LLC
250,000	2.84%, 01/25/2041(1)	245,255
250,000	2.95%, 02/25/2042(1)	245,221
72,500	TAL Advantage V LLC 3.55%, 11/20/2038(1)	72,126
	Towd Point Mortgage Trust
67,308	2.75%, 10/25/2056(1)(4)	65,871
99,446	2.75%, 04/25/2057(1)(4)	97,399
73,566	2.75%, 07/25/2057(1)(4)	71,787
81,972	2.75%, 10/25/2057(1)(4)	79,763
66,921	1 mo. USD LIBOR + 0.600%, 3.11%, 02/25/2057(1)(3)	66,973
87,096	Triton Container Finance IV LLC 3.62%, 08/20/2042(1)	86,166
91,667	Triton Container Finance V LLC 3.95%, 03/20/2043(1)	91,760
102,130	Triton Container Finance VI LLC 3.52%, 06/20/2042(1)	100,419
240,000	Waldorf Astoria Boca Raton Trust 1 mo. USD LIBOR + 1.350%, 3.86%, 06/15/2029(1)(3)	240,223
	WaMu Mortgage Pass-Through Certificates Trust
240,146	1 mo. USD LIBOR + 0.290%, 2.80%, 10/25/2045(3)	237,445
29,378	1 mo. USD LIBOR + 0.320%, 2.83%, 08/25/2045(3)	29,196

		5,341,713

	Total Asset & Commercial Mortgage Backed Securities (cost $7,345,135)	$7,281,697

Corporate Bonds - 62.2%
	Australia - 1.1%
GBP 250,000	BHP Billiton Finance Ltd. 5 year GBP Swap + 4.817%, 6.50%, 10/22/2077(2)(3)	365,640
$ 40,000	Boral Finance Pty Ltd. 3.00%, 11/01/2022(1)	38,776
294,000	National Australia Bank Ltd. 3 mo. USD LIBOR + 0.890%, 3.67%, 01/10/2022(1)(3)	296,472

		700,888

	Bermuda - 0.5%
200,000	Fly Leasing Ltd. 5.25%, 10/15/2024	186,000
155,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	151,110

		337,110

	Canada - 1.5%
155,000	Bank of Montreal 5 year USD Swap + 1.432%, 3.80%, 12/15/2032(3)	147,676
50,000	Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%, 4.65%, 10/12/2022(3)(5)	44,917
28,000	Bausch Health Cos., Inc. 5.50%, 11/01/2025(1)	27,825
10,000	Canadian Natural Resources Ltd. 2.95%, 01/15/2023	9,772

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 64,000	Cenovus Energy, Inc. 5.40%, 06/15/2047	$60,964
100,000	Enbridge, Inc. 3 mo. USD LIBOR + 3.890%, 6.00%, 01/15/2077(3)	95,503
GBP 450,000	Royal Bank of Canada 3 mo. GBP LIBOR + 0.400%, 1.30%, 09/14/2021(2)(3)	591,075

		977,732

	Denmark - 1.0%
$ 600,000	Danske Bank A/S 5.38%, 01/12/2024(1)	608,516

	France - 2.0%
500,000	Altice France S.A. 7.38%, 05/01/2026(1)	481,870
593,000	Banque Federative du Credit Mutuel S.A. 2.20%, 07/20/2020(1)	585,235
250,000	BPCE S.A. 3.00%, 05/22/2022(1)	244,086

		1,311,191

	Germany - 1.6%
100,000	Deutsche Bank AG 3.95%, 02/27/2023	95,579
GBP 700,000	Deutsche Pfandbriefbank AG 3 mo. GBP LIBOR + 0.550%, 1.47%, 01/13/2020(2)(3)	920,149

		1,015,728

	Ireland - 0.3%
$ 90,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 07/01/2022	90,326
110,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	107,057

		197,383

	Italy - 2.8%
	Enel S.p.A.
GBP 250,000	5 year GBP Swap + 5.662%, 7.75%, 09/10/2075(2)(3)	349,948
$ 360,000	5 year USD Swap + 5.880%, 8.75%, 09/24/2073(1)(3)	385,200
EUR 400,000	EVOCA S.p.A. 7.00%, 10/15/2023(1)	483,487
100,000	Sisal Group S.p.A. 7.00%, 07/31/2023(2)	114,492
GBP 150,000	Telecom Italia S.p.A. /Milano 6.38%, 06/24/2019(2)	199,382
$ 354,000	Wind Tre S.p.A. 5.00%, 01/20/2026(1)	291,165

		1,823,674

	Luxembourg - 1.4%
	Allergan Funding SCS
EUR 180,000	3 mo. EURIBOR + 0.350%, 0.03%, 06/01/2019(3)	205,988
431,000	3 mo. LIBOR + 0.350%, 0.03%, 11/15/2020(3)	490,502
$ 200,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(6)	193,000

		889,490

	Mexico - 0.6%
	Petroleos Mexicanos
270,000	6.50%, 03/13/2027	259,065
159,000	6.50%, 01/23/2029	149,818

		408,883

	Netherlands - 1.7%
250,000	Cooperatieve Rabobank UA 4.63%, 12/01/2023	256,371
GBP 220,000	Koninklijke KPN N.V. 5 year GBP Swap + 5.505%, 6.88%, 03/14/2073(2)(3)	297,266

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 50,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	$47,262
500,000	Ziggo B.V 5.50%, 01/15/2027(1)	472,500

		1,073,399

	Spain - 0.2%
150,000	Telefonica Emisiones SAU 4.67%, 03/06/2038	139,635

	Sweden - 0.2%
EUR 100,000	Intrum Justitia AB 3 mo. EURIBOR + 0.625%, 2.63%, 07/15/2022(1)(3)	110,314

	Switzerland - 1.7%
$ 605,000	Credit Suisse Group AG 3 mo. USD LIBOR + 1.240%, 4.02%, 06/12/2024(1)(3)	598,353
501,000	UBS AG 3 mo. USD LIBOR + 0.480%, 3.22%, 12/01/2020(1)(3)	500,167

		1,098,520

	United Kingdom - 7.6%
	Aviva plc
EUR 122,000	5 year EUR Swap + 3.480%, 3.88%, 07/03/2044(2)(3)	144,958
GBP 220,000	6 mo. GBP LIBOR + 1.880%, 5.90%, 07/27/2020(2)(3)(5)	297,208
$ 1,275,000	GlaxoSmithKline Capital plc 3 mo. LIBOR + 0.350%, 2.96%, 05/14/2021(3)	1,270,842
	HSBC Holdings plc
EUR 800,000	3 mo. EURIBOR + 0.700%, 0.39%, 09/27/2022(2)(3)	908,508
$ 978,000	3 mo. USD LIBOR + 0.600%, 3.24%, 05/18/2021(3)	975,842
GBP 100,000	Iceland Bondco plc 4.63%, 03/15/2025(1)	116,444
300,000	Investec plc 4.50%, 05/05/2022(2)	411,966
300,000	Jerrold Finco plc 6.25%, 09/15/2021(1)	392,201
$ 200,000	Royal Bank of Scotland Group plc 3.88%, 09/12/2023	196,459
205,000	Standard Chartered plc 3 mo. USD LIBOR + 1.080%, 3.89%, 03/15/2024(1)(3)	201,703

		4,916,131

	United States - 38.0%
51,000	AbbVie, Inc. 4.25%, 11/14/2028	50,730
60,000	Activision Blizzard, Inc. 4.50%, 06/15/2047	54,688
60,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons L.P. / Albertson’s LLC 5.75%, 03/15/2025	56,175
27,000	Altria Group, Inc. 3.88%, 09/16/2046	20,946
26,000	Amazon.com, Inc. 4.05%, 08/22/2047	26,477
170,000	American Axle & Manufacturing, Inc. 6.50%, 04/01/2027	162,775
104,000	American International Group, Inc. 3.30%, 03/01/2021	104,739
150,000	American Tower Corp. 4.00%, 06/01/2025	150,657
170,000	Amgen, Inc. 2.65%, 05/11/2022	167,641
28,000	Amphenol Corp. 3.20%, 04/01/2024	27,225
	Anadarko Petroleum Corp.
20,000	4.50%, 07/15/2044	18,081
75,000	6.60%, 03/15/2046	89,293

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Analog Devices, Inc.
$ 50,000	2.95%, 01/12/2021	$49,748
75,000	3.13%, 12/05/2023	73,100
55,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	54,873
	Anheuser-Busch InBev Worldwide, Inc.
25,000	3 mo. USD LIBOR + 0.740%, 3.54%, 01/12/2024(3)	24,373
61,000	3.75%, 07/15/2042	49,991
	AT&T, Inc.
102,000	3.00%, 06/30/2022	101,199
1,296,000	3 mo. USD LIBOR + 0.950%, 3.74%, 07/15/2021(3)	1,301,293
37,000	4.30%, 12/15/2042	32,935
33,000	4.75%, 05/15/2046	30,871
	AXA Equitable Holdings, Inc.
13,000	4.35%, 04/20/2028	12,725
42,000	5.00%, 04/20/2048	39,051
	Bank of America Corp.
20,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(3)	19,671
72,000	3 mo. USD LIBOR + 0.790%, 3.00%, 12/20/2023(3)	71,081
10,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(3)	9,851
200,000	3 mo. USD LIBOR + 0.650%, 3.47%, 06/25/2022(3)	199,654
60,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(3)	59,158
400,000	3 mo. USD LIBOR + 1.160%, 3.92%, 01/20/2023(3)	403,151
125,000	3 mo. USD LIBOR + 3.705%, 6.25%, 09/05/2024(3)(5)	131,625
30,000	Barrick North America Finance LLC 5.70%, 05/30/2041	32,889
190,000	BAT Capital Corp. 4.54%, 08/15/2047	156,051
205,000	Bayer U.S. Finance II LLC 4.63%, 06/25/2038(1)	190,627
120,000	Becton Dickinson and Co. 3.36%, 06/06/2024	117,595
75,000	BWAY Holding Co. 5.50%, 04/15/2024(1)	73,266
140,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	131,075
25,000	Campbell Soup Co. 4.80%, 03/15/2048	22,095
450,000	Capital One Financial Corp. 2.50%, 05/12/2020	446,832
	CCO Holdings LLC / CCO Holdings Capital Corp.
125,000	5.00%, 02/01/2028(1)	118,750
118,000	5.88%, 04/01/2024(1)	120,978
20,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	20,400
608,000	Citibank NA 3 mo. USD LIBOR + 0.570%, 3.34%, 07/23/2021(3)	607,769
	Citigroup, Inc.
75,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(3)	74,771
120,000	3 mo. USD LIBOR + 1.023%, 4.04%, 06/01/2024(3)	122,553
	Comcast Corp.
97,000	4.60%, 10/15/2038	100,263
29,000	4.70%, 10/15/2048	30,285
41,000	4.95%, 10/15/2058	43,294
40,000	Comerica, Inc. 3.70%, 07/31/2023	40,373
125,000	CommScope Technologies LLC 5.00%, 03/15/2027(1)	106,550
	Conagra Brands, Inc.
230,000	3 mo. USD LIBOR + 0.750%, 3.51%, 10/22/2020(3)	228,859
48,000	3.80%, 10/22/2021	48,184
42,000	4.30%, 05/01/2024	42,259
141,000	Concho Resources, Inc. 3.75%, 10/01/2027	136,800
39,000	Constellation Brands, Inc. 3.20%, 02/15/2023	38,349

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 65,000	3 mo. USD LIBOR + 0.700%, 3.21%, 11/15/2021(3)	$64,767
165,000	Corning, Inc. 5.35%, 11/15/2048	173,448
37,000	Cox Communications, Inc. 4.60%, 08/15/2047(1)	33,403
	Crown Castle International Corp.
145,000	3.20%, 09/01/2024	138,938
15,000	3.70%, 06/15/2026	14,559
150,000	CrownRock L.P. / CrownRock Finance, Inc. 5.63%, 10/15/2025(1)	144,000
200,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	195,496
	CVS Health Corp.
1,280,000	3 mo. USD LIBOR + 0.720%, 3.49%, 03/09/2021(3)	1,282,253
270,000	5.05%, 03/25/2048	277,168
	Devon Energy Corp.
75,000	5.00%, 06/15/2045	71,740
50,000	5.85%, 12/15/2025	54,482
123,000	Digital Realty Trust L.P. 3.70%, 08/15/2027	118,068
121,000	Discover Financial Services 4.50%, 01/30/2026	122,284
49,000	DISH DBS Corp. 7.75%, 07/01/2026	42,140
75,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.47%, 04/17/2020(3)	74,697
	Dow Chemical Co.
40,000	4.63%, 10/01/2044	37,388
21,000	9.40%, 05/15/2039	31,001
134,000	DowDuPont, Inc. 4.21%, 11/15/2023	138,894
125,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	125,719
66,000	EMD Finance LLC 2.95%, 03/19/2022(1)	65,242
50,000	Encompass Health Corp. 5.75%, 09/15/2025	50,500
	Energy Transfer Partners L.P.
78,000	4.05%, 03/15/2025	77,050
55,000	5.30%, 04/15/2047	51,122
120,000	3 mo. USD LIBOR + 4.155%, 6.63%, 02/15/2028(3)(5)	106,840
77,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	72,187
45,000	Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570%, 5.38%, 02/15/2078(3)	39,095
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2024(1)	159,750
134,000	EQT Corp. 3.90%, 10/01/2027	121,363
35,000	Fidelity National Information Services, Inc. 4.50%, 08/15/2046	31,820
95,000	Fifth Third Bancorp 3.65%, 01/25/2024	95,725
250,000	First Republic Bank 4.63%, 02/13/2047	246,594
EUR 518,000	Ford Motor Credit Co. LLC 3 mo. EURIBOR + 0.430%, 0.11%, 05/14/2021(3)	564,294
$ 80,000	Fortive Corp. 4.30%, 06/15/2046	75,452
	General Electric Co.
12,000	3.10%, 01/09/2023	11,690
81,000	4.13%, 10/09/2042	66,979
	General Mills, Inc.
40,000	3 mo. USD LIBOR + 1.010%, 3.78%, 10/17/2023(3)	39,781
6,000	4.00%, 04/17/2025	6,057

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 16,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 3.598%, 5.75%, 09/30/2027(3)(5)	$13,720
70,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	70,769
170,000	Golden Nugget, Inc. 6.75%, 10/15/2024(1)	170,000
	Goldman Sachs Group, Inc.
125,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(3)	122,325
1,000,000	3 mo. USD LIBOR + 0.780%, 3.52%, 10/31/2022(3)	990,920
175,000	3 mo. USD LIBOR + 2.874%, 5.00%, 11/10/2022(3)(5)	161,219
50,000	H&E Equipment Services, Inc. 5.63%, 09/01/2025	48,875
41,000	HCA, Inc. 5.50%, 06/15/2047	42,714
110,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	110,684
53,000	Hexcel Corp. 3.95%, 02/15/2027	52,262
40,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	39,631
76,000	International Flavors & Fragrances, Inc. 5.00%, 09/26/2048	78,131
116,000	JC Penney Corp., Inc. 5.88%, 07/01/2023(1)(7)	96,425
	JP Morgan Chase & Co.
245,000	3 mo. USD LIBOR + 0.730%, 3.50%, 04/23/2024(3)	241,992
909,000	3 mo. USD LIBOR + 0.890%, 3.66%, 07/23/2024(3)	903,117
700,000	3 mo. USD LIBOR + 0.900%, 3.67%, 04/25/2023(3)	697,868
50,000	3 mo. USD LIBOR + 3.330%, 6.13%, 04/30/2024(3)(5)	51,375
130,000	Kansas City Southern 4.70%, 05/01/2048	128,378
20,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	20,195
100,000	Kinder Morgan, Inc. 4.30%, 06/01/2025	102,336
	Kroger Co.
15,000	3.88%, 10/15/2046	12,113
232,000	4.45%, 02/01/2047	205,164
25,000	5.15%, 08/01/2043	23,819
55,000	M&T Bank Corp. 3 mo. USD LIBOR + 3.520%, 5.13%, 11/01/2026(3)(5)	53,763
35,000	Marathon Petroleum Corp. 4.50%, 04/01/2048(1)	30,662
74,000	Marriott International, Inc. 3 mo. USD LIBOR + 0.600%, 3.23%, 12/01/2020(3)	73,830
115,000	Martin Marietta Materials, Inc. 4.25%, 12/15/2047	93,909
102,000	McDonald’s Corp. 4.45%, 09/01/2048	100,752
45,000	Medtronic, Inc. 3.15%, 03/15/2022	45,405
60,000	MetLife, Inc. 6.40%, 12/15/2066	64,200
35,000	Microsoft Corp. 4.10%, 02/06/2037	36,880
30,000	MidAmerican Energy Co. 3.95%, 08/01/2047	28,988
	Morgan Stanley
EUR 781,000	3 mo. EURIBOR + 0.400%, 0.08%, 05/21/2021(3)	890,512
550,000	3 mo. EURIBOR + 0.700%, 0.38%, 11/08/2022(3)	625,262
$ 89,000	3.88%, 01/27/2026	89,472
84,000	Mosaic Co. 3.25%, 11/15/2022	82,987
146,000	Motorola Solutions, Inc. 4.60%, 02/23/2028	142,456

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 125,000	MPLX L.P. 4.50%, 04/15/2038	$114,744
125,000	MPT Operating Partnership L.P. / MPT Finance Corp. 5.00%, 10/15/2027	121,687
125,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	118,750
90,000	Netflix, Inc. 4.88%, 04/15/2028	85,612
	Newell Brands, Inc.
30,000	3.85%, 04/01/2023	29,505
30,000	4.20%, 04/01/2026	28,829
26,000	Noble Energy, Inc. 5.05%, 11/15/2044	24,059
55,000	Norfolk Southern Corp. 4.15%, 02/28/2048	52,984
76,000	Nucor Corp. 4.40%, 05/01/2048	73,946
20,000	Oasis Petroleum, Inc. 6.25%, 05/01/2026(1)	18,975
30,000	Packaging Corp. of America 2.45%, 12/15/2020	29,585
80,000	Progressive Corp. 3 mo. USD LIBOR + 2.539%, 5.38%, 03/15/2023(3)(5)	77,900
137,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(3)	126,177
70,000	Qualitytech L.P. / QTS Finance Corp. 4.75%, 11/15/2025(1)	65,450
	Roper Technologies, Inc.
102,000	3.65%, 09/15/2023	102,054
60,000	3.80%, 12/15/2026	58,990
177,000	S&P Global, Inc. 3.30%, 08/14/2020	177,967
	Sabine Pass Liquefaction LLC
110,000	4.20%, 03/15/2028	107,955
30,000	5.63%, 03/01/2025	32,329
115,000	SBA Communications Corp. 4.88%, 09/01/2024	115,144
65,000	Scientific Games International, Inc. 5.00%, 10/15/2025(1)	61,607
	Sempra Energy
67,000	2.90%, 02/01/2023	65,089
65,000	3.80%, 02/01/2038	56,956
115,000	Sherwin-Williams Co. 2.75%, 06/01/2022	112,825
20,000	SM Energy Co. 6.75%, 09/15/2026	19,703
42,000	Southern California Edison Co. 4.13%, 03/01/2048	37,854
	SunTrust Banks, Inc.
122,000	2.70%, 01/27/2022	119,907
185,000	3 mo. USD LIBOR + 2.786%, 5.13%, 12/15/2027(3)(5)	166,500
55,000	Synchrony Financial 3.95%, 12/01/2027	50,347
95,000	T-Mobile USA, Inc. 6.00%, 04/15/2024	97,375
115,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.00%, 01/15/2028	108,028
50,000	Target Corp. 3.90%, 11/15/2047	48,004
125,000	Tenet Healthcare Corp. 5.13%, 05/01/2025	122,135
58,000	Texas Instruments, Inc. 4.15%, 05/15/2048	59,828
9,000	Union Pacific Corp. 3.35%, 08/15/2046	7,585

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 115,000	United Rentals North America, Inc. 4.88%, 01/15/2028	$109,106
410,000	United Technologies Corp. 3 mo. USD LIBOR + 0.650%, 3.28%, 08/16/2021(3)	410,007
79,000	4.45%, 11/16/2038	79,372
30,000	UnitedHealth Group, Inc. 4.45%, 12/15/2048	32,173
46,000	Valero Energy Corp. 4.90%, 03/15/2045	46,180
	Verizon Communications, Inc.
82,000	3.38%, 02/15/2025	81,884
79,000	3.85%, 11/01/2042	70,812
37,000	4.27%, 01/15/2036	36,013
	Volkswagen Group of America Finance LLC
1,288,000	3 mo. USD LIBOR + 0.770%, 3.39%, 11/13/2020(1)(3)	1,287,541
200,000	4.25%, 11/13/2023(1)	202,286
60,000	Vornado Realty L.P. 3.50%, 01/15/2025	57,926
34,000	Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%, 4.70%, 01/23/2048(3)	28,220
65,000	Vulcan Materials Co. 4.70%, 03/01/2048	57,816
32,000	Walmart, Inc. 4.05%, 06/29/2048	32,883
600,000	Wells Fargo & Co. 3 mo. USD LIBOR + 1.110%, 3.89%, 01/24/2023(3)	603,687
20,000	Whiting Petroleum Corp. 6.63%, 01/15/2026	19,600
165,000	Williams Cos., Inc. 4.00%, 09/15/2025	164,854
91,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	85,085

		24,511,570

	Total Corporate Bonds (cost $41,009,421)	$40,120,164

Escrows - 0.2%(8)
	United States - 0.2%
100,000	Keurig Dr Pepper, Inc.*(1)	100,721

	Total Escrows (cost $100,000)	$100,721

Foreign Government Obligations - 18.7%
	Spain - 13.9%
	Spain Government Bond
EUR 6,234,000	1.40%, 07/30/2028(1)(2)	7,263,443
1,489,000	1.45%, 04/30/2029	1,725,715

		8,989,158

	Supranational - 3.0%
$ 1,931,000	International Bank for Reconstruction & Development SOFR + 0.220%, 2.61%, 08/21/2020(3)	1,930,691

	United Kingdom - 1.8%
266,000	Bank of England Euro Note 2.50%, 03/05/2021(1)	265,527
GBP 680,224	United Kingdom Treasury Bill 0.70%, 03/25/2019(9)	891,243

		1,156,770

	Total Foreign Government Obligations (cost $11,906,239)	$12,076,619

U.S. Government Agencies - 0.9%
	United States - 0.9%
	Mortgage-Backed Agencies - 0.9%
	FHLMC - 0.9%
$ 109,041	1 mo. USD LIBOR + 0.380%, 2.88%, 05/25/2022(3)	$108,874

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

75,238	1 mo. USD LIBOR + 2.600%, 5.11%, 12/25/2027(3)		76,173
101,534	1 mo. USD LIBOR + 2.800%, 5.31%, 05/25/2028(3)		103,644
250,000	1 mo. USD LIBOR + 3.300%, 5.81%, 10/25/2027(3)		273,889

	Total U.S. Government Agencies (cost $568,058)		$562,580

U.S. Government Securities - 0.0%
	United States - 0.0%
	U.S. Treasury Notes - 0.0%
20,000	2.75%, 04/30/2023		20,245

	Total U.S. Government Securities (cost $19,952)		$20,245

	Total Long-Term Investments (cost $60,948,805)		$60,162,026

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.1%
1,998,741	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(9)		1,998,741

	Securities Lending Collateral - 0.2%
4,859	Citibank NA DDCA, 2.39%, 2/1/2019(9)		4,859
53,978	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(9)		53,978
21,498	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(9)		21,498
2,949	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(9)		2,949
12,595	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(9)		12,595
1,306	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(9)		1,306

			97,185

	Total Short-Term Investments (cost $2,095,926)		$2,095,926

	Total Investments Excluding Purchased Options (cost $63,044,731)	96.6%	$62,257,952
	Total Purchased Options (cost $269,835)	0.1%	$74,963

	Total Investments (cost $63,314,566)	96.7%	$62,332,915
	Other Assets and Liabilities	3.3%	2,139,389

	Total Net Assets	100.0%	$64,472,304

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $21,237,113, representing 32.9% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $13,158,722, representing 20.4% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2019
Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CAD Put	BNP	1.34 CAD per USD	02/22/19	2,571,000	USD	2,571,000	$2,401	$15,014	$(12,613)
USD Call/KRW Put	JPM	1,135.00 KRW per USD	07/19/19	2,570,000	USD	2,570,000	32,858	50,578	(17,720)
USD Call/KRW Put	JPM	1,135.00 KRW per USD	07/19/19	2,577,000	USD	2,577,000	32,032	32,032	—

Total Calls						7,718,000	$67,291	$97,624	$(30,333)

Total purchased option contracts						7,718,000	$67,291	$97,624	$(30,333)

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
USD Call/KRW Put	JPM	1,200.00 KRW per USD	07/19/19	(2,577,000)	USD	(2,577,000)	$(10,540)	$(10,540)	$—
USD Call/KRW Put	JPM	1,200.00 KRW per USD	07/19/19	(2,570,000)	USD	(2,570,000)	(10,663)	(17,682)	7,019

Total Calls						(5,147,000)	$(21,203)	$(28,222)	$7,019

Written option contracts:
Puts
USD Put/KRW Call	JPM	1,095.00 KRW per USD	07/19/19	(2,577,000)	USD	(2,577,000)	$(39,789)	$(39,789)	$—
USD Put/KRW Call	JPM	1,095.00 KRW per USD	07/19/19	(2,570,000)	USD	(2,570,000)	(39,038)	(29,580)	(9,458)

Total Puts						(5,147,000)	$(78,827)	$(69,369)	$(9,458)

Total written option contracts						(10,294,000)	$(100,030)	$(97,591)	$(2,439)

OTC Swaption Contracts Outstanding at January 31, 2019
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
10 year USD LIBOR Interest Rate Swap terminating 05/02/29*	MSC	3.05%	Receive	04/30/19	USD 7,000,000	7,000,000	$7,094	$157,938	$(150,844)
10 year USD LIBOR Interest Rate Swap terminating 5/2/19*	MSC	3.05%	Receive	04/30/19	USD 570,940	570,940	578	14,273	(13,695)

Total Puts						7,570,940	$7,672	$172,211	$(164,539)

Total purchased swaption contracts						7,570,940	$7,672	$172,211	$(164,539)

* Swaptions with forward premiums.

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	11	03/15/2019	$1,067,606	$19,861
Euro BUXL 30-Year Bond Future	24	03/07/2019	5,105,647	74,386
U.S. Treasury 10-Year Note Future	15	03/20/2019	1,837,031	18,020

Total				$112,267

Short position contracts:
90-Day Euro Future	65	12/16/2019	$15,825,875	$(72,462)
90-Day Euro Future	263	12/14/2020	64,148,988	(462,154)
Euro-Bund Future	27	03/07/2019	5,119,897	(20,759)
Long Gilt Future	61	03/27/2019	9,883,333	(74,729)
U.S. Treasury 2-Year Note Future	3	03/29/2019	636,984	(4,412)
U.S. Treasury 5-Year Note Future	92	03/29/2019	10,567,062	(83,748)
U.S. Treasury 10-Year Note Future	47	03/20/2019	5,756,031	(144,765)
U.S. Treasury Long Bond Future	26	03/20/2019	3,813,875	(198,095)
U.S. Treasury Ultra Bond Future	12	03/20/2019	1,933,500	(9,278)

Total				$(1,070,402)

Total futures contracts				$(958,135)

OTC Credit Default Swap Contracts Outstanding at January 31, 2019
Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Intesa S.p.A.	BNP	EUR	300,000	(1.00%)	06/20/21	Quarterly	$1,572	$—	$(7,931)	$(9,503)
Standard Chartered Bank	CBK	EUR	470,000	(1.00%)	09/20/20	Quarterly	7,693	—	(6,112)	(13,805)
Wendel S.A.	BNP	EUR	150,000	(5.00%)	06/20/21	Quarterly	—	(13,942)	(19,843)	(5,901)

Total							$9,265	$(13,942)	$(33,886)	$(29,209)

Total single-name issues							$9,265	$(13,942)	$(33,886)	$(29,209)

Total OTC contracts							$9,265	$(13,942)	$(33,886)	$(29,209)

(a)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019
Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30	USD	424,252	(5.00%)	06/20/23	Quarterly	$(27,129)	$(30,544)	$(3,415)
CDX.NA.HY.31	USD	3,519,180	(5.00%)	12/20/23	Quarterly	(139,695)	(228,133)	(88,438)
ITRAXX.XO.30.V	EUR	2,471,090	(5.00%)	12/20/23	Quarterly	(284,730)	(250,533)	34,197
ITRAXX.XOV.29.V	EUR	527,300	(5.00%)	06/20/23	Quarterly	(52,646)	(49,767)	2,879

Total						$(504,200)	$(558,977)	$(54,777)

Credit default swaps on indices:
Sell protection:
ITRAXX.EUR.30.V	EUR	3,616,000	1.00%	12/20/23	Quarterly	$20,746	$64,174	$43,428

Total						$(483,454)	$(494,803)	$(11,349)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.76% Fixed	3 Mo. CAD CDOR	CAD	2,143,150	11/29/28	Semi-Annual	$23	$—	$(53,100)	$(53,123)
2.79% Fixed	3 Mo. CAD CDOR	CAD	2,143,150	11/20/28	Semi-Annual	24	—	(57,879)	(57,903)
2.79% Fixed	3 Mo. CAD CDOR	CAD	2,143,150	11/20/28	Semi-Annual	25	—	(58,322)	(58,347)
2.80% Fixed	3 Mo. CAD CDOR	CAD	2,143,150	11/27/28	Semi-Annual	25	—	(59,556)	(59,581)
1.88% Fixed	3M BBSW	AUD	11,583,000	01/30/22	Quarterly	—	—	(1,314)	(1,314)
1.91% Fixed	3M BBSW	AUD	5,791,500	01/31/22	Quarterly	—	—	(4,584)	(4,584)
2.85% Fixed	3M LIBOR	USD	779,100	02/01/49	Semi-Annual	—	—	(9,714)	(9,714)
3M LIBOR	2.63% Fixed	USD	3,626,500	02/01/24	Quarterly	—	—	18,511	18,511
3M LIBOR	3.11% Fixed	USD	1,661,525	11/23/28	Quarterly	—	—	68,171	68,171
3M LIBOR	3.11% Fixed	USD	1,661,525	11/23/28	Quarterly	—	—	67,874	67,874
3M LIBOR	3.11% Fixed	USD	1,661,525	11/29/28	Quarterly	—	—	68,140	68,140
3M LIBOR	3.06% Fixed	USD	1,661,525	12/03/28	Quarterly	—	—	59,620	59,620
6M EURIBOR	1.49% Fixed	EUR	1,184,718	07/04/48	Semi-Annual	—	(2,574)	121,012	123,586
0.26% Fixed	6M EURIBOR	EUR	6,163,000	12/12/23	Annual	—	(15)	(57,982)	(57,967)
2.30% Fixed	CPURNSA	USD	8,500,425	07/30/23	Maturity	—	—	(179,999)	(179,999)
2.34% Fixed	CPURNSA	USD	4,800,240	05/24/23	Maturity	—	—	(104,189)	(104,189)

Total						$97	$(2,589)	$(183,311)	$(180,819)

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty		Settlement Date	Appreciation		Depreciation
240,000	AUD	172,610	USD	CBK		02/15/19	$ 1,883		$—
2,481,400	BRL	640,940	USD	CBK		02/04/19	39,242		—
2,481,400	BRL	679,482	USD	BCLY		02/04/19	700		—
2,481,400	BRL	657,177	USD	BCLY		03/06/19	21,744		—
2,441,400	BRL	662,002	USD	BCLY		03/06/19	5,974		—
474,000	CAD	356,790	USD	UBS		02/15/19	4,072		—
272,000	CAD	204,741	USD	UBS		02/15/19	2,337		—
665,000	CZK	29,857	USD	JPM		02/15/19	—		(296)
142,117,048	CZK	6,364,400	USD	JPM		02/15/19	—		(46,848)
1,030,123	EUR	1,168,695	USD	UBS		02/15/19	11,800		—
320,000	EUR	365,291	USD	MSC		02/15/19	1,421		—
2,155,902	EUR	2,470,340	USD	UBS		02/15/19	269		—
2,797,426	GBP	3,571,583	USD	UBS		02/15/19	100,205		—
1,498,013	GBP	1,934,808	USD	BOA		02/15/19	31,423		—
314,585	GBP	401,644	USD	UBS		02/15/19	11,269		—
86,000	GBP	109,800	USD	UBS		02/15/19	3,081		—
46,962,259,384	IDR	3,322,010	USD	BNP		02/15/19	33,346		—
4,399,800	JPY	40,214	USD	ANZ		02/15/19	225		—
6,206,026	JPY	57,154	USD	BCLY		02/15/19	—		(113)
138,665,700	JPY	1,285,751	USD	SSG		02/15/19	—		(11,240)
49,396,401	MXN	2,543,794	USD	JPM		02/15/19	33,760		—
12,165,739	MXN	634,032	USD	CBK		02/15/19	789		—
1,031,035	MXN	53,096	USD	JPM		02/15/19	705		—
12,288,625	MXN	642,116	USD	CBK		02/15/19	—		(883)

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

24,700,136	MXN	1,291,517	USD	CBK	02/15/19	$—	$(2,639)
53,755,169	NOK	6,300,934	USD	UBS	02/15/19	77,051	—
86,431,700	RUB	1,282,103	USD	CBK	02/15/19	37,485	—
3,705,085	SEK	408,607	USD	UBS	02/15/19	1,330	—
1,176,364	SEK	129,723	USD	UBS	02/15/19	432	—
954,201	SEK	105,215	USD	UBS	02/15/19	359	—
13,234,074	TWD	429,622	USD	BCLY	02/15/19	1,559	—
8,734,489	TWD	283,219	USD	BNP	02/15/19	1,360	—
13,234,075	TWD	429,957	USD	BCLY	02/15/19	1,224	—
4,302,062	TWD	139,451	USD	BCLY	02/15/19	715	—
161,304	USD	225,000	AUD	BOA	02/15/19	—	(2,283)
346,866	USD	486,000	AUD	UBS	02/15/19	—	(6,482)
593,098	USD	831,000	AUD	UBS	02/15/19	—	(11,083)
2,195,397	USD	3,076,009	AUD	UBS	02/15/19	—	(41,026)
679,482	USD	2,481,400	BRL	CBK	02/04/19	—	(700)
658,371	USD	2,481,400	BRL	BCLY	02/04/19	—	(21,811)
1,275,702	USD	4,817,600	BRL	JPM	03/06/19	—	(42,411)
173,597	USD	230,000	CAD	BOA	02/15/19	—	(1,505)
5,074,806	USD	4,969,047	CHF	UBS	02/15/19	71,258	—
155,943	USD	155,000	CHF	JPM	02/15/19	—	(133)
2,823,777	USD	2,458,665	EUR	BNP	02/15/19	6,209	—
77,059	USD	67,000	EUR	BOA	02/15/19	279	—
1,192,173	USD	1,040,426	EUR	UBS	02/15/19	—	(130)
1,475,855	USD	1,288,000	EUR	UBS	02/15/19	—	(161)
1,509,686	USD	1,317,525	EUR	UBS	02/15/19	—	(164)
3,764,770	USD	3,285,569	EUR	UBS	02/15/19	—	(410)
3,583,940	USD	3,138,092	EUR	BNP	02/15/19	—	(12,234)
3,606,171	USD	3,159,504	EUR	JPM	02/15/19	—	(14,541)
87,233	USD	68,000	GBP	ANZ	02/15/19	—	(2,021)
2,217,787	USD	1,737,072	GBP	UBS	02/15/19	—	(62,223)
4,470,780	USD	3,501,718	GBP	UBS	02/15/19	—	(125,433)
1,277,704	USD	988,263	GBP	MSC	02/20/19	—	(19,753)
103,547	USD	1,464,668,000	IDR	JPM	02/15/19	—	(1,101)
1,317,556	USD	143,065,500	JPY	BCLY	02/15/19	2,605	—
4,538,079	USD	5,077,611,350	KRW	BCLY	02/15/19	—	(27,199)
646,823	USD	12,273,400	MXN	CBK	02/15/19	6,385	—
990,126	USD	18,906,451	MXN	CBK	02/15/19	3,568	—
643,341	USD	12,273,400	MXN	CBK	02/15/19	2,903	—
644,718	USD	12,313,600	MXN	UBS	02/15/19	2,182	—
641,771	USD	12,269,050	MXN	CBK	02/15/19	1,559	—
306,583	USD	5,850,949	MXN	CBK	02/15/19	1,274	—
497,762	USD	9,515,875	MXN	CBK	02/15/19	1,215	—
144,013	USD	2,753,175	MXN	CBK	02/15/19	350	—
301,675	USD	5,779,246	MXN	UBS	02/15/19	108	—
113,310	USD	2,170,857	MXN	UBS	02/15/19	32	—
114,879	USD	2,203,749	MXN	UBS	02/15/19	—	(115)
114,865	USD	2,203,748	MXN	CBK	02/15/19	—	(129)
317,942	USD	6,109,995	MXN	CBK	02/15/19	—	(883)
964,681	USD	18,540,205	MXN	CBK	02/15/19	—	(2,765)
54,116	USD	222,472	MYR	BCLY	02/15/19	—	(183)
374,461	USD	1,540,922	MYR	BCLY	02/15/19	—	(1,637)
422,621	USD	1,739,298	MYR	BCLY	02/15/19	—	(1,895)
429,127	USD	1,767,908	MYR	BCLY	02/15/19	—	(2,373)
1,115	USD	75,100	RUB	BNP	02/15/19	—	(32)
322,224	USD	21,643,800	RUB	CBK	02/15/19	—	(8,221)
957,925	USD	64,712,800	RUB	JPM	02/15/19	—	(30,072)
97,236	USD	2,990,000	TWD	BCLY	02/15/19	—	(182)
65,015	USD	2,007,000	TWD	JPM	02/15/19	—	(376)
2,218,982	USD	68,400,113	TWD	CBK	02/15/19	—	(9,570)
6,675,570	USD	205,200,337	TWD	BCLY	02/15/19	—	(10,085)
73,309	USD	1,021,000	ZAR	JPM	02/15/19	—	(3,543)
321,423	USD	4,458,500	ZAR	BCLY	02/15/19	—	(14,172)
964,815	USD	13,274,500	ZAR	BCLY	02/15/19	—	(34,367)
966,585	USD	13,343,700	ZAR	CBK	02/15/19	—	(37,806)
958,079	USD	13,379,300	ZAR	BCLY	02/15/19	—	(48,991)
18,850,450	ZAR	1,347,741	USD	CBK	02/15/19	71,146	—
26,454,600	ZAR	1,977,199	USD	BCLY	02/15/19	14,059	—
Total						$610,892	$(662,220)

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Foreign Cross Currency Contracts Outstanding at January 31, 2019
Contract Amount			Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
CHF	753,256	UBS		02/15/19	EUR	750,436	$2,820
CHF	646,389	UBS		02/15/19	EUR	644,556	1,833
CHF	646,055	UBS		02/15/19	EUR	644,866	1,189
EUR	1,507,618	CBK		02/15/19	CZK	1,501,221	6,397
EUR	1,242,685	CBK		02/15/19	CZK	1,237,581	5,104
EUR	1,042,574	CBK		02/15/19	CZK	1,038,292	4,282
EUR	1,127,602	CBK		02/15/19	CZK	1,123,977	3,625
EUR	893,557	CBK		02/15/19	CZK	890,251	3,306
EUR	557,677	CBK		02/15/19	CZK	555,246	2,431
EUR	1,273,371	UBS		02/15/19	NOK	1,286,971	(13,601)
EUR	1,285,812	UBS		02/15/19	NOK	1,300,379	(14,567)
EUR	1,277,116	CBK		02/15/19	AUD	1,294,301	(17,185)
GBP	1,313,766	CBK		02/15/19	CZK	1,266,373	47,393
GBP	1,304,925	CBK		02/15/19	EUR	1,282,862	22,063
GBP	1,299,745	SSG		02/15/19	EUR	1,282,862	16,884
HUF	401,268	BNP		02/15/19	CZK	395,518	5,750
HUF	251,200	BNP		02/15/19	CZK	248,309	2,891
HUF	211,398	BNP		02/15/19	CZK	208,888	2,510
HUF	30,164	BNP		02/15/19	CZK	29,803	361
JPY	1,273,285	JPM		02/15/19	AUD	1,292,191	(18,906)
JPY	1,593,502	JPM		02/15/19	AUD	1,612,801	(19,299)
NOK	656,078	UBS		02/15/19	CAD	653,421	2,657
NOK	89,994	UBS		02/15/19	CAD	90,292	(297)
NOK	564,510	UBS		02/15/19	CAD	566,373	(1,863)

Total							$45,778

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
S&P	Standard & Poors

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CDOR	Canadian Dollar Offered Rate
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate

Hartford Schroders Global Strategic Bond Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$7,281,697	$—	$7,281,697	$—
Corporate Bonds	40,120,164	—	40,120,164	—
Escrows	100,721	—	100,721	—
Foreign Government Obligations	12,076,619	—	12,076,619	—
U.S. Government Agencies	562,580	—	562,580	—
U.S. Government Securities	20,245	—	20,245	—
Short-Term Investments	2,095,926	2,095,926	—	—
Purchased Options	74,963	—	74,963	—
Foreign Currency Contracts(2)	742,388	—	742,388	—
Futures Contracts(2)	112,267	112,267	—	—
Swaps - Credit Default(2)	80,504	—	80,504	—
Swaps - Interest Rate(2)	405,902	—	405,902	—

Total	$63,673,976	$2,208,193	$61,465,783	$—

Liabilities
Foreign Currency Contracts(2)	$(747,938)	$—	$(747,938)	$—
Futures Contracts(2)	(1,070,402)	(1,070,402)	—	—
Swaps - Credit Default(2)	(121,062)	—	(121,062)	—
Swaps - Interest Rate(2)	(586,721)	—	(586,721)	—
Written Options	(100,030)	—	(100,030)	—

Total	$(2,626,153)	$(1,070,402)	$(1,555,751)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.9%
	Australia - 2.8%
352,166	Adelaide Brighton Ltd.	$1,149,730
53,753	ASX Ltd.	2,495,832
3,754,295	Beach Energy Ltd.	4,938,666
22,416	BGP Holdings plc(1)(2)	—
362,348	BHP Group Ltd.	9,251,796
130,840	BlueScope Steel Ltd.	1,195,402
482,668	carsales.com Ltd.	4,438,752
586,569	Coca-Cola Amatil Ltd.	3,582,448
61,175	Collection House Ltd.	61,860
145,586	Computershare Ltd.	1,886,012
275,158	DuluxGroup Ltd.	1,372,126
7,355	DWS Ltd.	6,469
439,683	IPH Ltd.	1,752,564
78,700	Macquarie Group Ltd.	6,693,254
55,044	McMillan Shakespeare Ltd.	615,189
222,513	Medusa Mining Ltd.*	61,438
517,180	Metcash Ltd.(3)	933,294
67,047	Perpetual Ltd.	1,596,813
2,646,937	Perseus Mining Ltd.*	800,891
302,151	Platinum Asset Management Ltd.(3)	993,983
177,322	Qantas Airways Ltd.	703,002
523,400	Sandfire Resources NL	2,670,070
425,909	Santos Ltd.	2,009,524
1,253,938	South32 Ltd.	3,208,526
927,107	Telstra Corp. Ltd.	2,101,969

		54,519,610

	Austria - 0.3%
104,767	OMV AG	5,209,305
52,495	Raiffeisen Bank International AG	1,388,637

		6,597,942

	Belgium - 0.4%
137,247	Ageas	6,381,490
4,217	Sofina S.A.	836,414

		7,217,904

	Brazil - 1.3%
141,600	AES Tiete Energia S.A. UNIT	452,303
170,300	Alupar Investimento S.A.	1,006,242
201,979	Banco BTG Pactual S.A.	1,638,670
214,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,539,455
1,574,000	Cielo S.A.	5,152,874
286,500	Engie Brasil Energia S.A.	3,287,460
166,900	Grendene S.A.	418,257
457,300	MRV Engenharia e Participacoes S.A.	1,880,758
238,900	Multiplus S.A.	1,703,060
156,800	QGEP Participacoes S.A.	518,052
453,772	Qualicorp S.A.	1,972,002
121,000	Smiles Fidelidade S.A.	1,482,973
360,400	Transmissora Alianca de Energia Eletrica S.A. UNIT	2,541,535
56,800	Unipar Carbocloro S.A.	583,543

		25,177,184

	Canada - 4.2%
126,000	BCE, Inc.	5,478,428
71,200	Canfor Corp.*	981,882
56,000	Canfor Pulp Products, Inc.	788,888
168,300	Centerra Gold, Inc.*	853,060
689,200	CI Financial Corp.	9,278,852
14,600	Cogeco, Inc.	748,917
477,600	Corus Entertainment, Inc. Class B	2,024,607
71,500	Crescent Point Energy Corp.(3)	213,311
250,100	Crew Energy, Inc.*	171,308

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

200	E-L Financial Corp. Ltd.	$118,422
49,740	Eldorado Gold.Corp.*	186,248
87,800	Ensign Energy Services, Inc.	336,780
138,400	Genworth MI Canada, Inc.(3)	4,709,360
33,400	Goldcorp, Inc.	373,667
53,000	Great-West Lifeco, Inc.	1,137,486
100,500	Husky Energy, Inc.	1,192,431
111,700	Interfor Corp.*	1,522,544
49,900	Linamar Corp.	1,934,553
95,400	Magna International, Inc.	5,048,987
633,000	Manulife Financial Corp.	10,169,816
145,700	Medical Facilities Corp.(3)	1,916,128
37,100	Methanex Corp.	2,021,660
1,300	Morguard Real Estate Investment Trust REIT(3)	12,120
89,000	Norbord, Inc.	2,573,918
225,033	Parex Resources, Inc.*	3,373,911
47,100	Peyto Exploration & Development Corp.(3)	242,320
226,400	Precision Drilling Corp.*	497,961
167,000	Suncor Energy, Inc.	5,386,400
498,100	Surge Energy, Inc.	511,766
201,600	Teck Resources Ltd. Class B	4,909,776
69,800	Tourmaline Oil Corp.	951,951
59,400	TransAlta Renewables, Inc.	527,116
221,600	Transcontinental, Inc. Class A	3,529,882
82,000	West Fraser Timber Co., Ltd.	4,884,615
116,265	Westshore Terminals Investment Corp.	1,933,400

		80,542,471

	Cayman Islands - 0.1%
254,000	Chlitina Holding Ltd.	2,436,719

	Chile - 0.5%
2,912,022	Aguas Andinas S.A. Class A	1,721,104
280,396	Antofagasta plc	3,205,467
256,032	Cia Cervecerias Unidas S.A.	3,480,520
4,721,717	Enel Chile S.A.	497,515
137,700	Enel Chile S.A. ADR	747,711
1,129,229	Enel Generacion Chile S.A.	789,496

		10,441,813

	China - 6.3%
1,178,000	AAC Technologies Holdings, Inc.	7,393,547
13,653,000	Agricultural Bank of China Ltd. Class H	6,464,042
413,500	Anhui Conch Cement Co., Ltd. Class H	2,254,954
2,344,000	Anhui Expressway Co., Ltd. Class H	1,496,430
6,955,500	BAIC Motor Corp. Ltd. Class H(4)	4,538,967
10,588,000	Bank of China Ltd. Class H	4,922,802
2,869,000	Bank of Communications Co., Ltd. Class H	2,438,812
30,000	Baoye Group Co., Ltd. Class H*	16,933
2,682,000	Beijing Capital International Airport Co., Ltd. Class H	2,515,730
47,600	Changyou.com Ltd. ADR	963,900
4,676,000	China BlueChemical Ltd. Class H	1,524,500
1,475,000	China Conch Venture Holdings Ltd.	4,932,956
8,464,000	China Construction Bank Corp. Class H	7,624,381
416,000	China Lilang Ltd.	368,406
733,000	China Machinery Engineering Corp. Class H	361,186
3,775,000	China Medical System Holdings Ltd.	3,928,681
1,710,000	China Oriental Group Co., Ltd.	1,156,925
5,858,000	China Petroleum & Chemical Corp. Class H	4,898,425
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)	—
3,149,000	CNOOC Ltd.	5,263,300
1,708,000	Consun Pharmaceutical Group Ltd.	1,287,919
2,636,000	Dongfeng Motor Group Co., Ltd. Class H	2,763,420
920,000	Geely Automobile Holdings Ltd.	1,565,286
3,576,000	Guangzhou Automobile Group Co., Ltd. Class H	3,883,840
1,093,000	Haitian International Holdings Ltd.	2,517,793
1,411,500	Hengan International Group Co., Ltd.	11,042,092

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

7,230,000	Industrial & Commercial Bank of China Ltd. Class H	$5,616,725
1,924,000	Jiangsu Expressway Co., Ltd. Class H	2,785,486
6,273,000	Lonking Holdings Ltd.	2,120,026
1,264,000	Maanshan Iron & Steel Co., Ltd. Class H(3)	606,691
147,000	On-Bright Electronics, Inc.	840,013
202,000	Shenzhen Expressway Co., Ltd. Class H	229,214
7,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,532,097
814,000	Sinopec Engineering Group Co., Ltd. Class H	800,136
4,264,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,025,992
1,608,500	Sinotruk Hong Kong Ltd.(3)	2,979,226
502,000	Tian Ge Interactive Holdings Ltd.(4)	209,105
1,380,000	Tiangong International Co., Ltd.	294,125
788,000	Tianneng Power International Ltd.	735,510
8,101,000	Want Want China Holdings Ltd.	6,565,171
2,625,000	Weichai Power Co., Ltd. Class H	3,542,797
1,639,300	Yangzijiang Shipbuilding Holdings Ltd.	1,713,318
1,242,000	Youyuan International Holdings Ltd.*	459,328
8,300	YY, Inc. ADR*	576,269
2,294,000	Zhejiang Expressway Co., Ltd. Class H	2,361,945

		122,118,401

	Colombia - 0.3%
272,700	Ecopetrol S.A. ADR	5,140,395

	Czech Republic - 0.0%
537	Philip Morris CR A.S.	345,523

	Denmark - 0.3%
95,151	Pandora A/S	4,132,177
116,501	Scandinavian Tobacco Group A/S Class A(4)	1,507,251
80,953	Spar Nord Bank A/S	687,233

		6,326,661

	Finland - 0.6%
285,816	Nokian Renkaat Oyj	9,508,877
9,744	Tieto Oyj	279,476
54,411	UPM-Kymmene Oyj	1,580,190

		11,368,543

	France - 5.4%
238,929	AXA S.A.	5,540,804
179,203	BNP Paribas S.A.	8,445,114
120,871	Bureau Veritas S.A.	2,685,262
37,951	Cie Generale des Etablissements Michelin SCA	4,122,309
90,477	Coface S.A.	830,968
21,704	Faurecia S.A.	949,538
10,926	Gaztransport Et Technigaz S.A.	922,882
19,138	Kaufman & Broad S.A.	772,248
132,097	Legrand S.A.	7,826,275
194,157	Metropole Television S.A.	2,967,815
80,131	Neopost S.A.	2,011,194
68,769	Peugeot S.A.	1,729,912
297,797	Publicis Groupe S.A.	18,183,463
19,675	Sanofi	1,710,109
301,446	Schneider Electric SE	21,439,326
53,607	Societe BIC S.A.	5,368,788
258,511	Societe Generale S.A.	8,060,242
204,857	Total S.A.	11,230,490

		104,796,739

	Germany - 2.6%
221,684	BASF SE	16,240,044
95,026	Bayer AG	7,202,567
31,051	Continental AG	4,907,188
199,922	Covestro AG(4)	11,047,606
411,221	Deutsche Bank AG	3,655,473
150,624	ProSiebenSat.1 Media SE	2,688,725
48,488	Siltronic AG	4,817,240

		50,558,843

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Greece - 0.1%
83,183	JUMBO S.A.	$1,359,616
142,374	Piraeus Bank S.A.*	93,480

		1,453,096

	Hong Kong - 3.3%
606,000	Allied Properties HK Ltd.	137,696
221,016	Asian Citrus Holdings Ltd.*(1)(2)	—
510,000	China Lumena New Materials Corp.*(1)(2)	—
1,184,000	China Resources Cement Holdings Ltd.	1,202,498
25,000	Chong Hing Bank Ltd.	43,589
1,293,000	CK Asset Holdings Ltd.	10,885,515
810,000	CSI Properties Ltd.	38,323
401,200	Dah Sing Banking Group Ltd.	784,981
111,600	Dah Sing Financial Holdings Ltd.	618,571
285,000	Emperor Entertainment Hotel Ltd.	61,277
1,352,000	First Pacific Co., Ltd.	586,386
1,352,000	Giordano International Ltd.	680,566
522,000	Guangdong Investment Ltd.	996,852
417,000	Hang Lung Group Ltd.	1,225,461
1,277,000	Hang Lung Properties Ltd.	2,796,174
107,800	Hang Seng Bank Ltd.	2,480,141
6,811	Hanison Construction Holdings Ltd.	1,251
182,508	Henderson Land Development Co., Ltd.	1,037,506
802,500	Kerry Properties Ltd.	3,333,200
10,020	Lai Sun Development Co., Ltd.	16,727
1,629,500	Lifestyle International Holdings Ltd.	2,460,238
68,000	Qingling Motors Co., Ltd. Class H	17,529
2,074,000	Sands China Ltd.	9,949,651
648,000	Shanghai Industrial Holdings Ltd.	1,364,837
1,528,000	Sino Land Co., Ltd.	2,747,780
20,000	Soundwill Holdings Ltd.	28,686
376,000	Sun Hung Kai Properties Ltd.	6,306,478
41,000	TAI Cheung Holdings Ltd.	42,537
460,000	Wharf Real Estate Investment Co., Ltd.	3,146,849
340,000	Wheelock & Co., Ltd.	2,179,612
6,348,000	Xinyi Glass Holdings Ltd.	7,732,077
2,272,000	Yuexiu Transport Infrastructure Ltd.(3)	1,753,148

		64,656,136

	Hungary - 0.4%
270,238	MOL Hungarian Oil & Gas plc	3,242,244
105,624	OTP Bank Nyrt	4,357,364

		7,599,608

	India - 0.2%
116,732	GAIL India Ltd. GDR	3,268,496
24,800	Vedanta Ltd. ADR	277,016

		3,545,512

	Indonesia - 0.9%
6,019,300	Bank Negara Indonesia Persero Tbk PT	3,927,338
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	64,408
5,789,400	Media Nusantara Citra Tbk PT	351,299
1,837,000	Panin Financial Tbk PT*	40,079
2,101,200	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	221,167
34,999,300	Telekomunikasi Indonesia Persero Tbk PT	9,767,558
1,955,800	United Tractors Tbk PT	3,607,093

		17,978,942

	Ireland - 0.0%
145,399	Bank of Ireland Group plc	872,478

	Isle of Man - 0.2%
812,183	Playtech plc	4,130,072

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Israel - 0.9%
644,396	Bank Hapoalim BM	$4,367,848
902,990	Bank Leumi Le-Israel BM	5,970,025
10,220	FIBI Holdings Ltd.	285,670
49,900	Ituran Location and Control Ltd.	1,644,205
23,753	Kerur Holdings Ltd.*	601,479
726,876	Phoenix Holdings Ltd.	4,086,749

		16,955,976

	Italy - 1.4%
87,361	ASTM S.p.A.	2,096,145
44,639	Banca IFIS S.p.A	858,193
101,148	Cerved Group S.p.A.	890,254
225,885	Eni S.p.A.	3,830,066
26,508	Gima TT S.p.A.(4)	213,601
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	775,067
327,551	Mediaset S.p.A.*	1,076,432
721,798	Mediobanca Banca di Credito Finanziario S.p.A.	6,290,288
206,926	Recordati S.p.A.	7,498,243
112,722	Societa Cattolica di Assicurazioni S.c.r.l.	1,040,146
27,945	Societa Iniziative Autostradali e Servizi S.p.A.	430,103
210,524	Sogefi S.p.A.*	441,289
149,124	UniCredit S.p.A.	1,723,944

		27,163,771

	Japan - 16.7%
56,300	ABC-Mart, Inc.	3,234,596
52,800	ADEKA Corp.	832,937
69,400	Aica Kogyo Co., Ltd.	2,439,980
5,800	Aichi Bank Ltd.	189,123
107,500	Aida Engineering Ltd.	777,106
35,500	Aisin Seiki Co., Ltd.	1,403,478
6,700	Ajis Co., Ltd.	194,643
3,000	Akita Bank Ltd.	60,236
3,400	Amiyaki Tei Co., Ltd.	112,395
34,800	Aozora Bank Ltd.	1,071,851
34,500	Arakawa Chemical Industries Ltd.	420,609
2,200	Arcland Sakamoto Co., Ltd.	27,668
1,652,200	Astellas Pharma, Inc.	24,515,712
48,000	Ateam, Inc.	771,617
1,900	Atsugi Co., Ltd.	16,995
34,400	Awa Bank Ltd.	952,872
1,500	Bando Chemical Industries Ltd.	15,009
44,900	Bank of Kyoto Ltd.	1,908,693
138,400	Brother Industries Ltd.	2,335,633
300	C Uyemura & Co., Ltd.	18,372
1,000	Central Automotive Products Ltd.	14,279
97,900	Central Japan Railway Co.	21,158,367
229,000	Chiba Bank Ltd.	1,393,949
3,100	Corona Corp.	28,937
15,900	Daiho Corp.	508,018
146,600	Daikyonishikawa Corp.	1,517,393
1,800	Dainichi Co., Ltd.	11,578
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	689,124
63,200	Daiwa House Industry Co., Ltd.	2,049,028
1,593,600	Daiwa Securities Group, Inc.	7,947,691
81,500	Ebara Corp.	2,249,527
6,000	Eidai Co., Ltd.	24,250
26,600	Exedy Corp.	670,767
25,900	FCC Co., Ltd.	658,613
23,900	First Bank of Toyama Ltd.	83,796
53,700	FJ Next Co., Ltd.	453,196
8,400	Fujikura Kasei Co., Ltd.	43,371
7,200	Fujimori Kogyo Co., Ltd.	187,772
1,600	Fujishoji Co., Ltd.	14,046
1,100	FuKoKu Co., Ltd.	8,824
53,800	Geo Holdings Corp.	824,910

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

24,100	Goldcrest Co., Ltd.	$365,785
117,000	Gunma Bank Ltd.	515,693
237,400	Hachijuni Bank Ltd.	1,051,195
37,600	Hamakyorex Co., Ltd.	1,344,616
15,200	Happinet Corp.	222,982
400,400	Hazama Ando Corp.	2,652,003
44,000	Heiwa Real Estate Co., Ltd.	813,041
127,900	Honda Motor Co., Ltd.	3,839,808
69,300	Horiba Ltd.	3,411,254
18,500	Hosokawa Micron Corp.	755,413
10,500	Imasen Electric Industrial	97,357
24,200	Inaba Denki Sangyo Co., Ltd.	944,912
218,700	Inpex Corp.	2,102,236
87,900	Isuzu Motors Ltd.	1,307,543
280,200	ITOCHU Corp.	5,140,044
1,400	Iwatsu Electric Co., Ltd.	9,975
324,200	Iyo Bank Ltd.	1,791,495
3,900	Japan Foundation Engineering Co., Ltd.	12,286
62,000	Japan Petroleum Exploration Co., Ltd.	1,163,233
208,700	Japan Post Bank Co., Ltd.	2,429,030
32,700	Kaga Electronics Co., Ltd.	607,799
193,000	Kajima Corp.	2,745,360
23,500	Kanamoto Co., Ltd.	652,939
30,000	Kandenko Co., Ltd.	281,818
662,400	KDDI Corp.	16,549,818
49,400	Keihanshin Building Co., Ltd.	404,462
69,700	Keihin Corp.	1,247,732
56,600	Kumagai Gumi Co., Ltd.	1,775,389
1,900	Kyodo Printing Co., Ltd.	40,573
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	440,438
77,000	Maeda Road Construction Co., Ltd.	1,499,193
15,900	Makino Milling Machine Co., Ltd.	650,960
105,100	Mamezou Holdings Co., Ltd.	977,732
151,600	Marubeni Corp.	1,181,661
79,800	Mazda Motor Corp.	883,165
3,100	Mitani Corp.	155,056
412,700	Mitsubishi Chemical Holdings Corp.	3,546,551
130,100	Mitsubishi Corp.	3,812,999
117,500	Mitsubishi Gas Chemical Co., Inc.	1,858,455
216,300	Mitsubishi UFJ Financial Group, Inc.	1,160,215
267,600	Mitsui & Co., Ltd.	4,372,027
43,200	Mitsui Sugar Co., Ltd.	1,172,827
42,100	Mixi, Inc.	1,067,242
24,300	Mizuno Corp.	568,126
3,900	Murakami Corp.	90,292
105,800	Musashi Seimitsu Industry Co., Ltd.	1,538,538
2,600	Natoco Co., Ltd.	26,072
90,900	NHK Spring Co., Ltd.	843,318
70,300	Nichicon Corp.	558,634
4,000	Nichireki Co., Ltd.	35,426
10,868	Nichirin Co., Ltd.	191,389
370,800	Nikon Corp.	6,340,094
49,200	Nippo Corp.	939,178
10,400	Nippon Carbon Co., Ltd.	413,452
35,600	Nippon Electric Glass Co., Ltd.	991,411
2,900	Nippon Road Co., Ltd.	168,572
467,400	Nippon Telegraph & Telephone Corp.	20,092,669
81,800	Nishimatsu Construction Co., Ltd.	1,907,047
53,300	Nishio Rent All Co., Ltd.	1,673,569
69,400	Nissin Electric Co., Ltd.	607,632
40,300	Nissin Kogyo Co., Ltd.	548,874
19,900	Nitto Denko Corp.	1,125,648
1,285,300	Nomura Holdings, Inc.	5,018,868
80,300	Nomura Real Estate Holdings, Inc.	1,559,553
8,000	Noritake Co. Ltd/Nagoya Japan	379,962
955,200	NTT DOCOMO, Inc.	22,950,388

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

191,000	Obayashi Corp.	$1,817,417
3,500	Okinawa Cellular Telephone Co.	124,098
29,200	OKUMA Corp.	1,510,251
33,300	Okumura Corp.	1,052,275
20,600	Okura Industrial Co., Ltd.	334,953
2,800	Pack Corp.	74,121
36,000	Piolax, Inc.	735,023
92,200	Press Kogyo Co., Ltd.	500,520
14,700	Ryobi Ltd.	378,264
48,400	San-In Godo Bank Ltd.	351,252
2,000	Sanko Metal Industrial Co., Ltd.	53,142
111,700	Seino Holdings Co., Ltd.	1,544,230
29,200	Sekisui Jushi Corp.	550,057
19,100	Shikoku Chemicals Corp.	210,603
70,600	Shinnihon Corp.	650,711
213,800	Shinsei Bank Ltd.	2,894,672
295,900	Shizuoka Bank Ltd.	2,475,884
123,800	Showa Corp.	1,596,286
81,600	Sinko Industries Ltd.	1,041,259
43,000	Sintokogio Ltd.	363,950
128,000	SKY Perfect JSAT Holdings, Inc.	563,746
312,700	Stanley Electric Co., Ltd.	9,082,381
62,600	Subaru Corp.	1,469,977
286,800	Sumco Corp.	3,993,181
665,000	Sumitomo Chemical Co., Ltd.	3,469,029
195,600	Sumitomo Corp.	3,028,577
5,200	Sumitomo Densetsu Co., Ltd.	85,201
154,100	Sumitomo Electric Industries Ltd.	2,195,670
76,000	Sumitomo Heavy Industries Ltd.	2,578,158
238,700	Sumitomo Mitsui Construction Co., Ltd.	1,524,324
164,600	Sumitomo Mitsui Financial Group, Inc.	6,123,444
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,332,378
100,000	Suzuki Motor Corp.	5,222,054
32,900	Tachi-S Co., Ltd.	452,068
55,300	Tadano Ltd.	630,387
33,400	Taisei Corp.	1,572,551
23,400	Takasago Thermal Engineering Co., Ltd.	369,027
41,200	Takeuchi Manufacturing Co., Ltd.	750,569
55,000	Teijin Ltd.	950,558
14,900	TKC Corp.	525,171
131,900	Tocalo Co., Ltd.	1,126,694
174,300	Tokyu Construction Co., Ltd.	1,622,718
23,300	Torii Pharmaceutical Co., Ltd.	513,039
12,900	Toshiba Machine Co., Ltd.	259,520
36,100	Towa Bank Ltd.	237,088
38,200	Toyo Ink SC Holdings Co., Ltd.	865,734
56,100	Toyoda Gosei Co., Ltd.	1,227,406
110,400	Toyota Boshoku Corp.	1,796,884
44,400	TPR Co., Ltd.	948,650
75,800	TS Tech Co., Ltd.	2,280,583
34,400	Tsubakimoto Chain Co.	1,273,900
62,000	Ube Industries Ltd.	1,401,995
58,700	Ulvac, Inc.	1,936,337
102,900	Unipres Corp.	1,991,355
148,200	Ushio, Inc.	1,687,479
3,100	Utoc Corp.	14,531
10,400	V Technology Co., Ltd.	1,484,660
92,000	Wakita & Co., Ltd.	978,876
114,500	Yamaha Motor Co., Ltd.	2,454,155
25,800	Yamanashi Chuo Bank Ltd.	329,180
22,900	Yamazen Corp.	230,227
18,500	Yuasa Trading Co., Ltd.	541,810
458,700	Zeon Corp.	4,716,075

		321,556,300

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Luxembourg - 0.2%
70,173	RTL Group S.A.	$3,838,334

	Malaysia - 0.5%
48,400	AFFIN Bank Bhd	26,210
674,400	AMMB Holdings Bhd	743,605
885,300	Astro Malaysia Holdings Bhd	364,054
1,777,100	Genting Bhd	3,017,101
4,401,700	Hibiscus Petroleum Bhd*	1,037,154
35,200	Lingkaran Trans Kota Holdings Bhd	38,328
430,200	Maxis Bhd	605,132
1,234,900	Petronas Chemicals Group Bhd	2,552,144
365,700	Petronas Gas Bhd	1,616,500

		10,000,228

	Mexico - 0.8%
388,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	2,890,600
365,201	Bolsa Mexicana de Valores S.A.B. de C.V.	730,507
470,700	GMexico Transportes S.A.B. de C.V.(3)(4)	660,429
335,253	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,872,602
37,383	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	3,369,704
747,500	Grupo Financiero Inbursa S.A.B. de C.V.	1,080,073
1,342,500	Grupo Mexico S.A.B. de C.V. Class B	3,195,083
1,505,500	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	2,521,731
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	6

		16,320,735

	Monaco - 0.0%
138,900	Costamare, Inc.	705,612

	Netherlands - 2.0%
18,625	Aegon N.V.	95,951
17,572	ASR Nederland N.V.	741,154
29,519	Euronext N.V.(4)	1,818,416
55,864	Intertrust N.V.(4)	907,727
283,601	NN Group N.V.	11,975,717
545,224	Royal Dutch Shell plc Class A	16,879,922
211,981	Royal Dutch Shell plc Class B	6,581,721

		39,000,608

	New Zealand - 0.1%
55,177	Freightways Ltd.	289,313
522,838	SKY Network Television Ltd.	683,552

		972,865

	Norway - 2.4%
221,371	Austevoll Seafood ASA	2,827,007
2,422,068	DNO ASA	4,658,598
996,847	Equinor ASA	22,794,086
25,324	Salmar ASA	1,326,001
454,956	Telenor ASA	8,613,197
237,016	TGS Nopec Geophysical Co. ASA	7,026,347

		47,245,236

	Philippines - 0.1%
8,501,700	DMCI Holdings, Inc.	2,056,053

	Poland - 0.3%
433,393	PGE Polska Grupa Energetyczna S.A.*	1,386,187
1,923,322	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,948,094

		5,334,281

	Portugal - 0.8%
2,945,589	Banco Comercial Portugues S.A.*	812,162
882,800	Galp Energia SGPS S.A.	13,793,318

		14,605,480

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Russia - 1.5%
336,999	Evraz plc	$2,207,547
580,204	Gazprom PJSC ADR	2,836,743
136,705	Globaltrans Investment plc GDR	1,353,380
97,306	LUKOIL PJSC ADR	7,809,789
64,003	MMC Norilsk Nickel PJSC ADR	1,344,703
320,900	Mobile TeleSystems PJSC ADR	2,759,740
20,341	Novatek PJSC GDR	3,734,585
59,346	Severstal PJSC GDR	905,620
555,644	Surgutneftegas PJSC ADR	2,300,029
49,026	Tatneft PJSC ADR	3,603,356

		28,855,492

	Singapore - 2.0%
14,100	Boustead Projects Ltd.	9,479
1,080,200	CapitaLand Ltd.	2,678,050
30,206	China Yuchai International Ltd.	508,367
298,900	City Developments Ltd.	2,045,791
1,330,800	ComfortDelGro Corp. Ltd.	2,309,248
707,000	First Resources Ltd.	898,775
1,400,000	IGG, Inc.	2,129,524
100,800	Jardine Cycle & Carriage Ltd.	2,832,513
986,100	Singapore Exchange Ltd.	5,607,372
6,768,600	Singapore Telecommunications Ltd.	15,107,191
535,887	UMS Holdings Ltd.	256,210
591,300	UOL Group Ltd.	2,926,192
386,400	Yanlord Land Group Ltd.	365,342

		37,674,054

	South Africa - 1.8%
122,663	AECI Ltd.	823,071
10,524	Assore Ltd.	272,722
57,879	Astral Foods Ltd.	709,712
323,021	AVI Ltd.	2,265,866
142,218	Exxaro Resources Ltd.	1,657,654
91,192	Kumba Iron Ore Ltd.	2,347,318
1,012,492	MMI Holdings Ltd.*	1,282,866
190,390	Reunert Ltd.	1,011,968
844,585	RMB Holdings Ltd.	5,348,212
366,223	Standard Bank Group Ltd.	5,410,836
234,436	Tiger Brands Ltd.	4,915,783
303,896	Truworths International Ltd.	1,849,603
741,994	Vodacom Group Ltd.	6,751,692

		34,647,303

	South Korea - 3.3%
64,427	DGB Financial Group, Inc.	503,203
39,205	Hana Financial Group, Inc.	1,409,675
18,238	Handsome Co., Ltd.	606,485
99,902	Hankook Tire Co., Ltd.	3,757,923
60,014	Huchems Fine Chemical Corp.	1,243,666
22,874	Hyundai Engineering & Construction Co., Ltd.	1,285,305
4,025	Hyundai Home Shopping Network Corp.	372,844
34,841	Hyundai Mobis Co., Ltd.	7,057,642
44,793	KB Financial Group, Inc.	1,924,635
31,466	Kortek Corp.	412,695
42,529	KT&G Corp.	3,786,858
8,778	Kumho Petrochemical Co., Ltd.	711,934
48,929	LG Corp.	3,421,185
31,784	LOTTE Fine Chemical Co., Ltd.	1,299,699
150,677	Mirae Asset Life Insurance Co., Ltd.	658,433
33,366	Orion Holdings Corp.	567,392
14,975	PSK, Inc.	183,384
282,659	Samsung Electronics Co., Ltd.	11,785,215
5,715	Samsung Electronics Co., Ltd. GDR	5,889,738
104,422	SFA Engineering Corp.	3,852,623
95,399	SK Hynix, Inc.	6,379,304
10,979	SK Telecom Co., Ltd.	2,541,730
19,865	SL Corp.	361,016

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

45,734	Soulbrain Co., Ltd.	$2,095,763
17,011	Tokai Carbon Korea Co., Ltd.	827,995
6,890	Value Added Technology Co., Ltd.	143,925

		63,080,267

	Spain - 2.2%
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.(3)	581,549
473,706	Banco Bilbao Vizcaya Argentaria S.A.	2,811,515
100,643	Bolsas y Mercados Espanoles SHMSF S.A.	3,041,272
7,844	Corp. Financiera Alba S.A.	388,944
1,672,655	Mapfre S.A.	4,653,948
452,815	Mediaset Espana Comunicacion S.A.	3,190,357
762,827	Red Electrica Corp. S.A.	17,579,671
419,942	Repsol S.A.	7,371,261
312,774	Zardoya Otis S.A.	2,478,070

		42,096,587

	Sweden - 3.2%
824,625	Atlas Copco AB Class A	21,513,918
114,643	Betsson AB*	1,055,849
128,575	Boliden AB*	3,218,006
36,473	Industrivarden AB Class C	751,933
66,865	Intrum AB(3)	1,910,812
88,701	Nobia AB	514,352
475,661	Sandvik AB	7,600,987
1,020,195	SKF AB Class B	17,184,378
80,673	Swedish Match AB	3,614,317
111,733	Tethys Oil AB	854,280
140,838	Thule Group AB(4)	2,875,451

		61,094,283

	Switzerland - 5.4%
634,090	Credit Suisse Group AG*	7,707,582
8,504	dormakaba Holding AG*	5,602,062
319,820	Ferrexpo plc	1,086,246
4,548	Kuehne + Nagel International AG	615,031
146,217	Nestle S.A.	12,747,765
276,324	Novartis AG	24,123,296
109,528	Oriflame Holding AG*	2,436,502
84,940	Roche Holding AG	22,597,072
18,117	SFS Group AG*	1,458,017
3,943	SGS S.A.	9,518,562
678,586	UBS Group AG*	8,796,984
22,311	Zurich Insurance Group AG	7,002,368

		103,691,487

	Taiwan - 4.2%
605,000	Asia Cement Corp.	727,430
1,301,000	Catcher Technology Co., Ltd.	10,015,149
190,000	Chin-Poon Industrial Co., Ltd.	232,378
626,000	China Motor Corp.	489,468
1,273,000	Chunghwa Telecom Co., Ltd.	4,465,667
97,000	Cleanaway Co., Ltd.	537,624
285,780	Elite Advanced Laser Corp.	624,050
124,000	Elite Material Co., Ltd.	330,439
561,000	Globalwafers Co., Ltd.	5,547,553
1,667,000	Grand Pacific Petrochemical	1,370,683
426,000	Holtek Semiconductor, Inc.	999,491
95,000	Innodisk Corp.	334,063
1,201,000	Innolux Corp.	414,168
702,000	ITEQ Corp.	1,420,608
301,000	King’s Town Bank Co., Ltd.	288,966
58,500	Lumax International Corp. Ltd.	125,906
647,000	Mitac Holdings Corp.	588,736
1,139,000	Nanya Technology Corp.	2,313,194
381,000	Nichidenbo Corp.	668,855
1,014,000	Novatek Microelectronics Corp.	5,327,076

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

34,000	Phison Electronics Corp.	$282,089
403,000	Radiant Opto-Electronics Corp.	1,156,296
582,600	Ruentex Development Co., Ltd.	891,882
767,000	Sigurd Microelectronics Corp.	718,671
1,041,000	Sino-American Silicon Products, Inc.*	2,290,267
25,600	Sirtec International Co., Ltd.	20,818
116,250	Syncmold Enterprise Corp.	264,836
253,000	TaiDoc Technology Corp.	1,532,735
971,200	Taiwan Cement Corp.	1,203,705
812,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,023,387
638,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,024,132
343,000	Thinking Electronic Industrial Co., Ltd.	886,083
347,000	TPK Holding Co., Ltd.	585,968
360,800	United Integrated Services Co., Ltd.	1,115,414
225,000	Yageo Corp.	2,460,233

		80,278,020

	Thailand - 1.3%
213,300	Bangkok Bank PCL NVDR	1,471,875
1,426,000	Esso Thailand PCL NVDR	499,544
283,900	Kasikornbank plc NVDR	1,821,953
665,000	Kiatnakin Bank PCL NVDR	1,461,700
3,402,600	Krung Thai Bank plc NVDR	2,161,063
2,261,600	Land & Houses plc NVDR	775,683
1,335,100	PTT Exploration & Production plc NVDR	5,273,450
5,131,600	PTT plc NVDR	7,991,089
101,300	Siam Cement plc NVDR	1,517,354
6,023,300	TMB Bank plc NVDR	424,901
4,264,100	TTW PCL NVDR	1,733,346

		25,131,958

	Turkey - 0.9%
1,431,937	Akbank T.A.S.	1,966,492
336,191	Aygaz AS	792,951
1,819,906	Dogan Sirketler Grubu Holding AS*	397,832
1,376,071	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	420,829
1,270,975	Enka Insaat ve Sanayi AS	1,216,303
304,614	Eregli Demir ve Celik Fabrikalari T.A.S.	500,309
499,019	Iskenderun Demir ve Celik AS	653,792
365,127	TAV Havalimanlari Holding AS	1,971,591
393,545	Tekfen Holding AS	1,877,216
736,891	Trakya Cam Sanayii AS	517,982
2,040,360	Turkiye Garanti Bankasi AS	3,579,706
451,430	Turkiye Halk Bankasi AS	665,507
1,397,406	Turkiye Is Bankasi AS Class C	1,537,901
2,313,132	Turkiye Sinai Kalkinma Bankasi AS	380,756
517,760	Turkiye Sise ve Cam Fabrikalari AS	681,316
413,277	Turkiye Vakiflar Bankasi TAO Class D	383,009
1,095,860	Yapi ve Kredi Bankasi AS *	414,096

		17,957,588

	United Kingdom - 12.5%
374,423	Acacia Mining plc*	958,122
260,673	Anglo American plc	6,661,700
675,500	Aviva plc	3,673,781
187,290	Babcock International Group plc	1,304,490
4,317,458	Barclays plc	8,999,106
606,879	Barratt Developments plc	4,292,531
84,585	Berkeley Group Holdings plc	4,164,672
436,278	BHP Group plc	9,747,627
378,085	British American Tobacco plc	13,327,510
183,073	Britvic plc	2,114,667
154,808	Burberry Group plc	3,659,499
288,297	Close Brothers Group plc	5,623,049
220,665	Countryside Properties plc(4)	889,027
45,755	Dialog Semiconductor plc*	1,337,716
49,116	EMIS Group plc	577,208

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

1,193,689	GlaxoSmithKline plc	$23,186,888
399,600	HSBC Holdings plc	3,384,119
429,825	IG Group Holdings plc	3,581,951
729,230	IMI plc	9,162,342
350,193	Imperial Brands plc	11,624,325
247,532	KAZ Minerals plc	1,932,812
3,694,853	Legal & General Group plc	12,587,985
4,708,458	Lloyds Banking Group plc	3,589,561
133,319	Mediclinic International plc	550,592
61,895	Next plc	3,936,438
873,873	Ophir Energy plc*	624,663
121,213	Persimmon plc	3,781,307
141,251	Rio Tinto Ltd.	8,981,542
138,999	Rio Tinto plc	7,689,720
2,368,721	Royal Bank of Scotland Group plc	7,514,084
436,867	Royal Mail plc	1,539,265
1,112,691	Smiths Group plc	21,129,397
288,231	Soco International plc	278,996
13,141	Staffline Group plc(2)	115,479
1,037,192	Standard Chartered plc	8,365,069
850,923	Taylor Wimpey plc	1,845,012
407,099	TI Fluid Systems plc(4)	1,014,507
573,064	Tullow Oil plc*	1,538,836
234,043	Unilever N.V.	12,533,044
153,728	Unilever plc	8,075,954
250,369	Victrex plc	7,518,136
224,869	William Hill plc	520,465
559,997	WPP plc	6,408,330

		240,341,524

	United States - 0.2%
299,100	Alacer Gold Corp.*	689,732
393,300	Argonaut Gold, Inc.*	529,808
107,300	Bausch Health Cos., Inc.*	2,634,421

		3,853,961

	Total Common Stocks (cost $1,925,107,386)	$1,832,282,595

Preferred Stocks - 0.6%
	Brazil - 0.3%
803,800	AES Tiete Energia S.A., 12.66%	513,505
382,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	2,462,629
778,800	Cia de Saneamento do Parana, 5.51%	2,882,704

		5,858,838

	Germany - 0.3%
21,776	Porsche Automobil Holding SE	1,416,027
521,910	Schaeffler AG, 4.39%	4,634,997
2,328	STO SE & Co. KGaA, 2.59%	230,490

		6,281,514

	Total Preferred Stocks (cost $14,590,311)	$12,140,352

	Total Long-Term Investments (cost $1,939,697,697)	$1,844,422,947
Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 2.8%
54,412,562	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(5)	54,412,562

	Securities Lending Collateral - 0.6%
528,076	Citibank NA DDCA, 2.39%, 2/1/2019(5)	528,076
5,865,997	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(5)	5,865,997
2,336,264	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(5)	2,336,264
320,491	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(5)	320,491

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

1,368,755	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(5)		$1,368,755
141,927	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(5)		141,927

			10,561,510

	Total Short-Term Investments (cost $64,974,072)		$64,974,072

	Total Investments (cost $2,004,671,769)	98.9%	$1,909,397,019
	Other Assets & Liabilities	1.1%	20,641,199

	Total Net Assets	100.0%	$1,930,038,218

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $115,479, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $25,682,087, representing 1.3% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019
Description				Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future				454	03/15/2019	$41,497,870	$754,099

Total futures contracts							$754,099

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
9,230,400	GBP	11,982,526	USD	CBK	02/27/19	$139,714	$—
21,956,268	USD	17,060,700	GBP	BOA	02/27/19	—	(449,467)
Total						$139,714	$(449,467)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$54,519,610	$6,469	$54,513,141	$—
Austria	6,597,942	—	6,597,942	—
Belgium	7,217,904	—	7,217,904	—
Brazil	25,177,184	25,177,184	—	—
Canada	80,542,471	80,542,471	—	—
Cayman Islands	2,436,719	—	2,436,719	—
Chile	10,441,813	7,236,346	3,205,467	—
China	122,118,401	1,540,169	120,578,232	—
Colombia	5,140,395	5,140,395	—	—
Czech Republic	345,523	345,523	—	—
Denmark	6,326,661	—	6,326,661	—
Finland	11,368,543	—	11,368,543	—
France	104,796,739	—	104,796,739	—
Germany	50,558,843	—	50,558,843	—
Greece	1,453,096	1,359,616	93,480	—
Hong Kong	64,656,136	—	64,656,136	—
Hungary	7,599,608	—	7,599,608	—
India	3,545,512	3,545,512	—	—
Indonesia	17,978,942	—	17,978,942	—
Ireland	872,478	—	872,478	—
Isle of Man	4,130,072	—	4,130,072	—
Israel	16,955,976	1,644,205	15,311,771	—
Italy	27,163,771	775,067	26,388,704	—
Japan	321,556,300	—	321,556,300	—
Luxembourg	3,838,334	—	3,838,334	—
Malaysia	10,000,228	38,328	9,961,900	—
Mexico	16,320,735	16,320,735	—	—
Monaco	705,612	705,612	—	—
Netherlands	39,000,608	—	39,000,608	—
New Zealand	972,865	—	972,865	—
Norway	47,245,236	—	47,245,236	—
Philippines	2,056,053	—	2,056,053	—
Poland	5,334,281	—	5,334,281	—
Portugal	14,605,480	—	14,605,480	—
Russia	28,855,492	9,354,743	19,500,749	—
Singapore	37,674,054	517,846	37,156,208	—
South Africa	34,647,303	5,083,339	29,563,964	—
South Korea	63,080,267	606,485	62,473,782	—
Spain	42,096,587	—	42,096,587	—
Sweden	61,094,283	—	61,094,283	—
Switzerland	103,691,487	—	103,691,487	—
Taiwan	80,278,020	24,024,132	56,253,888	—
Thailand	25,131,958	1,733,346	23,398,612	—
Turkey	17,957,588	—	17,957,588	—
United Kingdom	240,341,524	3,453,496	236,772,549	115,479
United States	3,853,961	3,853,961	—	—
Preferred Stocks	12,140,352	6,089,328	6,051,024	—
Short-Term Investments	64,974,072	64,974,072	—	—
Foreign Currency Contracts(2)	139,714	—	139,714	—
Futures Contracts(2)	754,099	754,099	—	—

Total	$1,910,290,832	$264,822,479	$1,645,352,874	$115,479

Liabilities
Foreign Currency Contracts(2)	$(449,467)	$—	$(449,467)	$—

Total	$(449,467)	$—	$(449,467)	$—

(1)

For the period ended January 31, 2019, investments valued at $460,360 were transferred out of Level 3 due to the expiration of trading restrictions and investments valued at $566,706 were transferred in to Level 3 due to to the unavailability of active market pricing.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

Hartford Schroders International Stock Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Austria - 1.3%
100,049	Erste Group Bank AG	$3,492,250

	Brazil - 3.5%
628,971	B3 S.A. - Brasil Bolsa Balcao	5,427,100
247,741	Raia Drogasil S.A.*	4,211,434

		9,638,534

	China - 8.1%
35,687	Alibaba Group Holding Ltd. ADR*	6,012,903
923,400	China Pacific Insurance Group Co., Ltd. Class H	3,251,683
288,185	Meituan Dianping Class B*(1)	1,973,293
250,700	Tencent Holdings Ltd.	11,159,806

		22,397,685

	France - 9.6%
43,237	EssilorLuxottica S.A.	5,477,223
94,285	Schneider Electric SE	6,705,701
165,176	Total S.A.	9,055,134
212,835	Vivendi S.A.	5,427,072

		26,665,130

	Germany - 8.2%
19,264	adidas AG	4,583,697
64,313	Bayerische Motoren Werke AG	5,418,394
87,495	GEA Group AG	2,410,533
257,825	Infineon Technologies AG	5,734,922
47,590	Knorr-Bremse AG*	4,708,947

		22,856,493

	Hong Kong - 2.9%
881,600	AIA Group Ltd.	7,960,412

	India - 3.2%
156,665	HDFC Bank Ltd.	4,581,769
829,009	Zee Entertainment Enterprises Ltd.	4,444,385

		9,026,154

	Japan - 12.5%
124,700	Bridgestone Corp.	4,799,875
8,400	Keyence Corp.	4,322,767
17,300	Nintendo Co., Ltd.	5,246,881
201,800	Recruit Holdings Co., Ltd.	5,416,415
321,000	Sekisui Chemical Co., Ltd.	4,982,404
16,600	SMC Corp.	5,478,782
109,800	Takeda Pharmaceutical Co., Ltd.	4,432,982

		34,680,106

	Luxembourg - 1.1%
242,738	Tenaris S.A.	3,049,081

	Netherlands - 1.5%
24,613	ASML Holding N.V.	4,304,013

	New Zealand - 1.1%
92,549	Xero Ltd.*	2,948,573

	Norway - 2.9%
247,995	DNB ASA	4,401,718
767,465	Norsk Hydro ASA	3,557,987

		7,959,705

	Singapore - 2.0%
645,600	Oversea-Chinese Banking Corp. Ltd.	5,538,400

	South Korea - 2.3%
150,827	Samsung Electronics Co., Ltd.	6,288,597

	Spain - 1.8%
864,664	Banco Bilbao Vizcaya Argentaria S.A.	5,131,909

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Sweden - 3.0%
479,237	Skandinaviska Enskilda Banken AB Class A	$5,030,378
202,837	SKF AB Class B	3,416,629

		8,447,007

	Switzerland - 9.6%
63,469	Cie Financiere Richemont S.A.	4,374,784
13,544	Lonza Group AG*	3,578,299
118,370	Nestle S.A.	10,319,956
20,075	Schindler Holding AG	4,270,352
311,670	UBS Group AG*	4,040,396

		26,583,787

	Taiwan - 2.4%
908,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,735,512

	United Kingdom - 16.1%
69,887	AstraZeneca plc	5,062,745
263,097	BHP Group plc	5,878,296
193,163	Diageo plc	7,372,339
345,054	GlaxoSmithKline plc	6,702,524
257,112	Ocado Group plc*	3,345,163
83,959	Reckitt Benckiser Group plc	6,460,197
2,161,081	Vodafone Group plc	3,941,342
92,580	Whitbread plc	5,932,079

		44,694,685

	United States - 4.7%
2,454	Booking Holdings, Inc.*	4,497,715
64,722	Philip Morris International, Inc.	4,965,472
1,220,400	Samsonite International S.A.*(2)	3,629,489

		13,092,676

	Total Common Stocks (cost $258,917,427)	$271,490,709

	Total Long-Term Investments (cost $258,917,427)	$271,490,709

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 3.8%
10,596,685	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(3)	10,596,685

	Securities Lending Collateral - 0.5%
63,256	Citibank NA DDCA, 2.39%, 2/1/2019(3)	63,256
702,661	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)	702,661
279,851	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)	279,851
38,390	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)	38,390
163,957	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)	163,957
17,001	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)	17,001

		1,265,116

	Total Short-Term Investments (cost $11,861,801)	$11,861,801

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Total Investments (cost $270,779,228)	102.1%	$283,352,510
Other Assets and Liabilities	(2.1)%	(5,796,427)

Total Net Assets	100.0%	$277,556,083

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $3,629,489, representing 1.3% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Schroders International Stock Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Austria	$3,492,250	$—	$3,492,250	$—
Brazil	9,638,534	9,638,534	—	—
China	22,397,685	6,012,903	16,384,782	—
France	26,665,130	—	26,665,130	—
Germany	22,856,493	—	22,856,493	—
Hong Kong	7,960,412	—	7,960,412	—
India	9,026,154	—	9,026,154	—
Japan	34,680,106	—	34,680,106	—
Luxembourg	3,049,081	—	3,049,081	—
Netherlands	4,304,013	—	4,304,013	—
New Zealand	2,948,573	—	2,948,573	—
Norway	7,959,705	—	7,959,705	—
Singapore	5,538,400	—	5,538,400	—
South Korea	6,288,597	—	6,288,597	—
Spain	5,131,909	—	5,131,909	—
Sweden	8,447,007	—	8,447,007	—
Switzerland	26,583,787	—	26,583,787	—
Taiwan	6,735,512	—	6,735,512	—
United Kingdom	44,694,685	—	44,694,685	—
United States	13,092,676	9,463,187	3,629,489	—
Short-Term Investments	11,861,801	11,861,801	—	—

Total	$283,352,510	$36,976,425	$246,376,085	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 13.3%
	Aerospace/Defense - 1.0%
$ 2,135,000	United Technologies Corp. 4.13%, 11/16/2028	$2,196,013

	Agriculture - 0.1%
182,000	Reynolds American, Inc. 5.70%, 08/15/2035	182,897

	Beverages - 0.5%
1,087,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	1,116,419

	Commercial Banks - 5.5%
1,183,000	Barclays plc 4.38%, 01/12/2026	1,162,866
	Citigroup, Inc.
8,000	6.88%, 06/01/2025	9,228
1,430,000	8.13%, 07/15/2039	2,085,302
1,159,000	Fifth Third Bancorp 3.65%, 01/25/2024	1,167,844
1,654,000	Morgan Stanley 3 mo. USD LIBOR + 1.628%, 4.43%, 01/23/2030(1)	1,718,448
2,655,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,681,979
1,265,000	Regions Financial Corp. 3.80%, 08/14/2023	1,275,413
1,934,000	Wells Fargo & Co. 3.75%, 01/24/2024	1,967,747

		12,068,827

	Healthcare-Services - 0.5%
1,190,000	Cigna Holding Co. 3.05%, 10/15/2027	1,102,343

	Insurance - 2.4%
730,000	Aflac, Inc. 6.45%, 08/15/2040	900,967
2,097,000	MetLife, Inc. 6.40%, 12/15/2066	2,243,790
2,342,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(1)	2,156,982

		5,301,739

	Media - 0.7%
1,365,000	Fox Corp. 4.71%, 01/25/2029(2)	1,423,985

	Oil & Gas - 0.7%
990,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	918,954
613,000	Petroleos Mexicanos 5.63%, 01/23/2046	485,741

		1,404,695

	Pipelines - 0.9%
900,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	931,422
997,000	Kinder Morgan Energy Partners L.P. 5.80%, 03/15/2035	1,049,076

		1,980,498

	REITS - 1.0%
2,140,000	Crown Castle International Corp. 4.30%, 02/15/2029(3)	2,148,464

	Total Corporate Bonds (cost $27,660,260)	$28,925,880

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Municipal Bonds - 69.4%
	Arizona - 0.7%
	City of Phoenix, AZ, Civic Improvement Corp.
$ 350,000	5.00%, 07/01/2026	$421,425
350,000	5.00%, 07/01/2027	427,252
460,000	5.00%, 07/01/2028	556,802
100,000	Scottsdale, AZ, Municipal Property Corp. 5.00%, 07/01/2030	123,636

		1,529,115

	California - 3.2%
220,000	California Educational Facs Auth 5.25%, 04/01/2040	287,729
700,000	California State Communities Dev Auth Rev 2.63%, 11/01/2033(4)	687,519
20,000	East Side, CA, Union High School Dist GO 5.25%, 02/01/2024	23,374
2,000,000	Escondido, CA, Union High School Dist GO 0.00%, 08/01/2041(5)	819,360
1,000,000	Merced, CA, Union High School Dist GO 0.00%, 08/01/2034(5)	579,770
4,675,000	Moreno Valley, CA, Unified School Dist GO 0.00%, 08/01/2025(5)	3,973,563
200,000	North Orange County, CA, Community College Dist GO 0.00%, 08/01/2028(5)	155,926
300,000	Rialto, CA, Unified School Dist GO 0.00%, 08/01/2029(5)	221,556
100,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021	104,543

		6,853,340

	Colorado - 0.2%
420,000	Univ. of Colorado 5.00%, 06/01/2028	519,842

	Connecticut - 2.6%
2,940,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	3,159,735
2,420,000	State of Connecticut, Special Tax Rev 5.00%, 01/01/2021	2,555,230

		5,714,965

	District of Columbia - 4.2%
1,910,000	District of Columbia Housing Finance Agency 2.00%, 09/01/2021(4)	1,910,287
	District of Columbia Water & Sewer Auth
230,000	5.00%, 10/01/2044	252,473
5,425,000	5.00%, 10/01/2049	6,171,588
600,000	District of Columbia, GO 5.00%, 06/01/2032	701,808

		9,036,156

	Florida - 2.4%
1,025,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	1,088,489
1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	1,988,727
1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00%, 10/01/2042	2,112,503

		5,189,719

	Georgia - 2.1%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	59,616
35,000	5.00%, 12/01/2027	42,197
25,000	5.00%, 12/01/2028	29,881
80,000	5.00%, 12/01/2029	95,120
55,000	5.00%, 12/01/2030	64,872

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 55,000	5.00%, 12/01/2032	$64,121
35,000	5.00%, 12/01/2033	40,656
55,000	5.00%, 12/01/2034	63,563
3,945,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2048(4)	4,184,698

		4,644,724

	Illinois - 4.8%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign
235,000	5.00%, 01/01/2027	272,163
475,000	5.00%, 01/01/2029	544,388
1,390,000	Chicago, IL, Board of Education 5.00%, 12/01/2020	1,430,213
695,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	847,907
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,305,712
1,775,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	1,926,887
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(5)	76,868
330,000	5.00%, 06/15/2050	337,719
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,467,355
2,110,000	State of Illinois 5.00%, 11/01/2028	2,278,779

		10,487,991

	Indiana - 0.5%
1,075,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	1,141,736

	Iowa - 0.4%
875,000	Iowa Finance Auth 4.00%, 07/01/2048	930,676

	Kentucky - 4.1%
6,080,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(4)	6,407,347
	Kentucky State Property & Building Commission
660,000	5.00%, 05/01/2024	743,675
1,175,000	5.00%, 08/01/2024	1,330,018
445,000	5.00%, 05/01/2025	507,251

		8,988,291

	Louisiana - 0.2%
425,000	Louisiana Housing Corp. 4.50%, 12/01/2047	461,172

	Maine - 1.1%
2,135,000	Maine State Housing Auth 4.00%, 11/15/2048	2,270,765

	Maryland - 1.1%
2,210,000	Maryland Community Dev Administration 4.50%, 09/01/2048	2,394,756

	Massachusetts - 1.1%
	Commonwealth of Massachusetts, GO
1,685,000	5.00%, 01/01/2035	1,965,317
250,000	5.25%, 09/01/2024	294,970
45,000	Massachusetts Bay Transportation Auth 5.25%, 07/01/2031	57,522
75,000	Massachusetts Health & Educational Facs Auth 1.44%, 07/01/2027(4)	75,000

		2,392,809

	Michigan - 0.8%
480,000	Michigan Finance Auth 5.00%, 08/01/2023	540,686
	Southgate, MI, Community School Dist GO

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 255,000	5.00%, 05/01/2024	$292,335
350,000	5.00%, 05/01/2025	406,630
320,000	State of Michigan 5.00%, 03/15/2027	386,250

		1,625,901

	Minnesota - 0.6%
1,355,000	Housing & Redevelopment Auth of The City of St. Paul Minnesota, MN 1.25%, 08/01/2020(4)	1,349,661

	Missouri - 2.1%
	Missouri Housing Dev Commission
2,200,000	4.25%, 05/01/2049	2,365,748
1,905,000	4.75%, 05/01/2049	2,091,233

		4,456,981

	Nebraska - 0.7%
1,445,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	1,534,908

	Nevada - 1.8%
3,525,000	County of Clark, NV, GO 5.00%, 05/01/2048	4,002,497

	New Jersey - 3.4%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,730,157
	New Jersey Economic Dev Auth
70,000	5.00%, 03/01/2026	75,582
285,000	5.00%, 06/15/2027	321,927
565,000	5.00%, 06/15/2028	633,806
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	453,361
1,330,000	5.00%, 12/15/2028	1,511,798
100,000	5.25%, 12/15/2022	110,415
685,000	5.50%, 12/15/2022	764,501
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	122,696
605,000	5.00%, 01/01/2029	724,572
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	855,018

		7,303,833

	New Mexico - 0.6%
1,155,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	1,227,118

	New York - 3.4%
6,335,000	New York State Dormitory Auth 5.00%, 02/15/2030	7,490,884

	Ohio - 2.5%
	Ohio Housing Finance Agency
615,000	1.25%, 09/01/2020(4)	612,792
1,880,000	4.50%, 09/01/2048	2,038,691
	Ohio State University
5,000	5.00%, 12/01/2021	5,449
5,000	5.00%, 12/01/2030	6,349
125,000	5.00%, 12/01/2031	157,286
	Ohio Turnpike & Infrastructure Commission
1,680,000	0.00%, 02/15/2038(5)	816,127
1,395,000	0.00%, 02/15/2041(5)	584,226
965,000	State of Ohio 5.00%, 08/01/2027	1,181,614

		5,402,534

	Oregon - 0.2%
425,000	State of Oregon Department of Transportation 5.00%, 11/15/2026	517,119

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Pennsylvania - 2.5%
$ 635,000	Commonwealth Financing Auth, PA 5.00%, 06/01/2032	$723,748
1,295,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	1,495,595
	Pennsylvania Turnpike Commission
240,000	5.00%, 12/01/2026	283,142
705,000	5.00%, 12/01/2027	835,192
445,000	5.00%, 12/01/2028	521,442
1,250,000	Pittsburgh, PA, Housing Auth 1.40%, 10/01/2021(4)	1,244,375
	Reading, PA, School Dist GO
85,000	5.00%, 03/01/2021	89,943
50,000	5.00%, 03/01/2023	55,407
70,000	5.00%, 03/01/2024	79,146
70,000	5.00%, 03/01/2025	80,486
55,000	5.00%, 03/01/2026	64,098
50,000	5.00%, 03/01/2027	58,848

		5,531,422

	Rhode Island - 1.1%
2,310,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	2,453,128

	South Carolina - 3.9%
6,375,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(4)	6,769,740
1,345,000	SCAGO Educational Facs Corp., Pickens, SC, School Dist 5.00%, 12/01/2025	1,567,059
105,000	Tobacco Settlement Revenue Magm. Auth, SC 6.38%, 05/15/2030	141,278

		8,478,077

	Tennessee - 1.9%
2,010,000	Knoxville’s Community Dev Corp., TN 1.20%, 02/01/2020	1,991,548
345,000	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd 1.80%, 12/01/2020(4)	344,941
1,570,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,705,444

		4,041,933

	Texas - 10.4%
815,000	Aldine, TX, Independent School Dist 5.00%, 02/15/2027	983,469
2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,650,215
210,000	Dallas Area, TX, Rapid Transit 5.25%, 12/01/2030	266,576
3,900,000	Denton, TX, Independent School Dist 5.00%, 08/15/2048	4,406,493
2,620,000	Grand Parkway Transportation Corp., TX 5.00%, 10/01/2048	2,956,198
	Harris County, TX, Cultural Education Facs. Finance Corp.
430,000	5.00%, 11/15/2027	516,890
450,000	5.00%, 11/15/2028	539,361
430,000	5.00%, 11/15/2029	511,872
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	47,376
3,170,000	Mesquite, TX, Independent School Dist 5.00%, 08/15/2048	3,576,648
100,000	North East, TX, Independent School Dist GO 5.25%, 02/01/2027	122,483
	North Texas Tollway Auth Rev
525,000	5.00%, 01/01/2024	598,274
920,000	5.00%, 01/01/2048	1,025,552

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

$ 1,145,000	Texas Department of Housing & Community Affairs 4.75%, 03/01/2049	$1,252,951
680,000	Texas State Affordable Housing Corp. 1.90%, 12/01/2020(4)	679,442
	University of Texas
450,000	5.00%, 08/15/2027	551,435
340,000	5.00%, 08/15/2028	411,910
880,000	5.00%, 05/15/2035	1,020,052
480,000	5.25%, 07/01/2028	601,478

		22,718,675

	Utah - 0.3%
610,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2048	687,482

	Virginia - 1.3%
2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	2,838,905

	Washington - 1.5%
3,155,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	3,356,541

	West Virginia - 0.2%
360,000	West Virginia Commissioner of Highways 5.00%, 09/01/2026	429,973

	Wisconsin - 0.8%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032	950,037
650,000	5.00%, 04/01/2033	742,931

		1,692,968

	Wyoming - 0.7%
1,520,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	1,612,978

	Total Municipal Bonds (cost $147,606,727)	$151,309,575

	U.S. Government Agencies - 5.9%
	FNMA - 3.9%
$ 4,265,483	3.50%, 11/01/2047	$4,287,135
4,222,951	3.50%, 12/01/2047	4,244,387

		8,531,522

$ 4,151,488	GNMA - 2.0% 4.00%, 10/20/2048	$4,273,156

	Total U.S. Government Agencies (cost $12,732,240)	$12,804,678

U.S. Government Securities - 9.9%
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Notes - 9.9%
7,580,053	0.75%, 07/15/2028(6)	7,580,151
5,000,000	2.63%, 12/31/2023	5,041,406
7,793,000	2.75%, 11/30/2020	7,830,142
1,183,500	3.13%, 11/15/2028	1,233,152

	Total U.S. Government Securities (cost $21,453,662)	$21,684,851

	Total Long-Term Investments (cost $209,452,889)	$214,724,984

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
6,244,253	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(7)	6,244,253

	Total Short-Term Investments (cost $6,244,253)	$6,244,253

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Total Investments (cost $215,697,142)	101.4%	$220,969,237
Other Assets & Liabilities	(1.4)%	(2,964,355)

Total Net Assets	100.0%	$218,004,882

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $1,423,985, representing 0.7% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,128,465 at January 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.
(6)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	24	03/29/2019	2,756,625	49,263
U.S. Treasury 10-Year Note Future	4	03/20/2019	$489,875	$13,374

Total				$62,637

Total futures contracts				$62,637

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:

USD	United States Dollar

Other Abbreviations:

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:

Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$28,925,880	$—	$28,925,880	$—
Municipal Bonds	151,309,575	—	151,309,575	—
U.S. Government Agencies	12,804,678	—	12,804,678	—
U.S. Government Securities	21,684,851	—	21,684,851	—
Short-Term Investments	6,244,253	6,244,253	—	—
Futures Contracts(2)	62,637	62,637	—	—

Total	$221,031,874	$6,306,890	$214,724,984	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.1%
	Automobiles & Components - 2.3%
20,286	Cooper-Standard Holdings, Inc.*	$1,551,068
41,048	Gentherm, Inc.*	1,747,003
11,959	Standard Motor Products, Inc.	587,904

		3,885,975

	Banks - 12.0%
43,291	CenterState Bank Corp.	1,073,617
34,847	Chemical Financial Corp.	1,549,298
5,512	First Citizens BancShares, Inc. Class A	2,246,305
87,805	First Horizon National Corp.	1,288,977
36,459	First Interstate BancSystem, Inc. Class A	1,418,984
37,629	First Merchants Corp.	1,378,350
91,578	First Midwest Bancorp, Inc.	2,016,548
43,865	Heritage Financial Corp.	1,358,938
21,783	Lakeland Financial Corp.	980,889
57,836	OceanFirst Financial Corp.	1,388,642
21,210	Union Bankshares Corp.	669,388
60,632	United Community Banks, Inc.	1,559,455
23,834	Westamerica Bancorp(1)	1,493,438
38,756	Western Alliance Bancorp*	1,716,116

		20,138,945

	Capital Goods - 10.5%
17,334	Apogee Enterprises, Inc.	590,569
16,515	Dycom Industries, Inc.*	958,696
33,537	EnPro Industries, Inc.	2,215,119
26,535	ESCO Technologies, Inc.	1,727,694
15,316	Fortune Brands Home & Security, Inc.	693,815
19,981	Generac Holdings, Inc.*	1,057,594
33,967	Hexcel Corp.	2,299,905
9,851	IDEX Corp.	1,358,059
40,819	MasTec, Inc.*	1,811,547
53,372	REV Group, Inc.	443,521
15,357	Simpson Manufacturing Co., Inc.	942,613
68,649	Univar, Inc.*	1,429,959
15,784	Valmont Industries, Inc.	2,036,136

		17,565,227

	Commercial & Professional Services - 2.7%
77,850	Advanced Disposal Services, Inc.*	1,961,820
21,003	ASGN, Inc.*	1,322,979
15,107	Healthcare Services Group, Inc.(1)	658,967
27,641	Knoll, Inc.	557,243

		4,501,009

	Consumer Durables & Apparel - 5.5%
42,086	Brunswick Corp.	2,117,768
11,563	Cavco Industries, Inc.*(1)	1,922,811
21,982	Oxford Industries, Inc.	1,683,382
62,067	Skyline Champion Corp.	1,120,930
71,054	Steven Madden Ltd.	2,319,913

		9,164,804

	Consumer Services - 6.1%
41,048	Cheesecake Factory, Inc.	1,842,234
36,740	Del Frisco’s Restaurant Group, Inc.*	290,981
87,668	Extended Stay America, Inc.	1,499,123
1,884	Graham Holdings Co. Class B	1,252,860
64,359	PlayAGS, Inc.*	1,612,836
64,787	Red Rock Resorts, Inc. Class A	1,644,294
51,724	ServiceMaster Global Holdings, Inc.*	2,016,719

		10,159,047

	Diversified Financials - 1.6%
79,274	Compass Diversified Holdings	1,199,416
76,209	Golub Capital BDC, Inc.(1)	1,393,100

		2,592,516

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Energy - 2.5%
25,200	New Fortress Energy LLC	$329,364
43,006	ProPetro Holding Corp.*	702,718
108,309	Solaris Oilfield Infrastructure, Inc. Class A*(1)	1,628,967
143,457	SRC Energy, Inc.*	705,809
35,387	World Fuel Services Corp.	880,782

		4,247,640

	Food & Staples Retailing - 1.1%
55,648	Performance Food Group Co.*	1,900,936

	Food, Beverage & Tobacco - 1.4%
81,783	Darling Ingredients, Inc.*	1,739,524
30,254	Hain Celestial Group, Inc.*	554,556

		2,294,080

	Health Care Equipment & Services - 3.7%
3,234	Cooper Cos., Inc.	901,510
27,552	DENTSPLY SIRONA, Inc.	1,155,806
12,986	Masimo Corp.*	1,615,329
30,805	Patterson Cos., Inc.	686,643
13,294	Teladoc Health, Inc.*(1)	853,475
8,238	West Pharmaceutical Services, Inc.	891,928

		6,104,691

	Insurance - 3.7%
25,005	AMERISAFE, Inc.	1,485,547
75,040	Brown & Brown, Inc.	2,038,086
39,525	National General Holdings Corp.	954,529
11,764	Reinsurance Group of America, Inc.	1,699,310

		6,177,472

	Materials - 5.4%
46,912	Ardagh Group S.A.	568,574
24,097	Ashland Global Holdings, Inc.	1,828,962
160,795	Graphic Packaging Holding Co.	1,940,796
63,970	Pretium Resources, Inc.*(1)	502,804
22,369	Sensient Technologies Corp.	1,404,326
23,636	Steel Dynamics, Inc.	864,841
86,129	Valvoline, Inc.	1,904,312

		9,014,615

	Media & Entertainment - 1.8%
77,658	Cineplex, Inc.(1)	1,680,881
23,228	Hemisphere Media Group, Inc.*	308,003
210,480	MDC Partners, Inc. Class A*	625,126
12,848	Yelp, Inc.*	467,924

		3,081,934

	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
10,491	Bio-Techne Corp.	1,830,260
51,985	Catalent, Inc.*	1,919,806
31,561	Evolus, Inc.*(1)	516,022
37,045	Flexion Therapeutics, Inc.*(1)	544,191
42,230	Fluidigm Corp.*(1)	365,290
24,433	Intra-Cellular Therapies, Inc.*	294,173
20,822	Pacira Pharmaceuticals, Inc.*	847,039
11,743	Repligen Corp.*	669,469
38,696	Syneos Health, Inc.*	1,975,044

		8,961,294

	Real Estate - 5.5%
67,386	Columbia Property Trust, Inc. REIT	1,487,209
55,479	CorePoint Lodging, Inc. REIT	679,063
30,955	Douglas Emmett, Inc. REIT	1,171,028
15,989	Equity LifeStyle Properties, Inc. REIT	1,692,915

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

54,710	Kennedy-Wilson Holdings, Inc.	$1,093,653
10,287	Mid-America Apartment Communities, Inc. REIT	1,041,867
48,771	Terreno Realty Corp. REIT	1,967,422

		9,133,157

	Retailing - 2.5%
19,509	Asbury Automotive Group, Inc.*	1,378,311
44,700	Caleres, Inc.	1,333,848
111,906	Hudson Ltd. Class A*	1,441,349

		4,153,508

	Semiconductors & Semiconductor Equipment - 3.6%
48,035	Entegris, Inc.	1,587,557
24,398	Integrated Device Technology, Inc.*	1,191,842
79,569	ON Semiconductor Corp.*	1,594,563
47,020	Versum Materials, Inc.	1,728,925

		6,102,887

	Software & Services - 8.0%
15,706	Cadence Design Systems, Inc.*	754,359
57,030	CoreLogic, Inc.*	2,070,189
32,223	CSG Systems International, Inc.	1,166,150
9,527	EPAM Systems, Inc.*	1,347,880
13,259	Fortinet, Inc.*	1,015,242
18,103	Leidos Holdings, Inc.	1,049,974
12,833	LiveRamp Holdings, Inc.*	557,465
13,482	Perficient, Inc.*	343,926
22,526	PTC, Inc.*	1,909,980
18,101	Science Applications International Corp.	1,215,301
39,828	WNS Holdings Ltd. ADR*	1,943,208

		13,373,674

	Technology Hardware & Equipment - 3.2%
11,533	Arrow Electronics, Inc.*	875,931
54,822	Ciena Corp.*	2,088,170
82,510	Extreme Networks, Inc.*	623,776
26,030	Novanta, Inc.*	1,813,770

		5,401,647

	Transportation - 1.4%
19,624	Ryder System, Inc.	1,136,426
21,605	Spirit Airlines, Inc.*	1,270,806

		2,407,232

	Utilities - 2.2%
17,401	Avista Corp.	728,232
21,577	IDACORP, Inc.	2,103,758
14,301	SJW Corp.	857,345

		3,689,335

	Total Common Stocks (cost $128,161,468)	$154,051,625

	Total Long-Term Investments (cost $128,161,468)	$154,051,625

Short-Term Investments - 11.8%
	Other Investment Pools & Funds - 7.6%
12,661,512	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(2)	12,661,512

	Securities Lending Collateral - 4.2%
354,391	Citibank NA DDCA, 2.39%, 2/1/2019(2)	354,391
3,936,662	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)	3,936,662
1,567,864	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)	1,567,864
215,081	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)	215,081
918,569	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)	918,569

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

95,247	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)		$95,247

			7,087,814

	Total Short-Term Investments (cost $19,749,326)		$19,749,326

	Total Investments (cost $147,910,794)	103.9%	$173,800,951
	Other Assets and Liabilities	(3.9)%	(6,465,575)

	Total Net Assets	100.0%	$167,335,376

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,885,975	$3,885,975	$—	$—
Banks	20,138,945	20,138,945	—	—
Capital Goods	17,565,227	17,565,227	—	—
Commercial & Professional Services	4,501,009	4,501,009	—	—
Consumer Durables & Apparel	9,164,804	9,164,804	—	—
Consumer Services	10,159,047	10,159,047	—	—
Diversified Financials	2,592,516	2,592,516	—	—
Energy	4,247,640	4,247,640	—	—
Food & Staples Retailing	1,900,936	1,900,936	—	—
Food, Beverage & Tobacco	2,294,080	2,294,080	—	—
Health Care Equipment & Services	6,104,691	6,104,691	—	—
Insurance	6,177,472	6,177,472	—	—
Materials	9,014,615	9,014,615	—	—
Media & Entertainment	3,081,934	3,081,934	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,961,294	8,961,294	—	—
Real Estate	9,133,157	9,133,157	—	—
Retailing	4,153,508	4,153,508	—	—
Semiconductors & Semiconductor Equipment	6,102,887	6,102,887	—	—
Software & Services	13,373,674	13,373,674	—	—
Technology Hardware & Equipment	5,401,647	5,401,647	—	—
Transportation	2,407,232	2,407,232	—	—
Utilities	3,689,335	3,689,335	—	—
Short-Term Investments	19,749,326	19,749,326	—	—

Total	$173,800,951	$173,800,951	$—	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders US Small/Mid Cap Opportunities Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.1%
	Automobiles & Components - 0.7%
182,293	BorgWarner, Inc.	$7,455,784

	Banks - 8.3%
254,256	CenterState Bank Corp.	6,305,549
210,484	Chemical Financial Corp.	9,358,119
220,129	Commerce Bancshares, Inc.	13,163,714
94,429	East West Bancorp, Inc.	4,751,667
593,457	First Horizon National Corp.	8,711,949
40,982	First Republic Bank	3,960,091
319,727	United Community Banks, Inc.	8,223,378
147,749	Webster Financial Corp.	7,960,716
50,359	Westamerica Bancorp(1)	3,155,495
240,268	Western Alliance Bancorp*	10,639,067
183,271	Zions Bancorporation	8,721,867

		84,951,612

	Capital Goods - 11.8%
135,106	AGCO Corp.	8,673,805
121,238	BWX Technologies, Inc.	5,627,868
126,481	Dycom Industries, Inc.*	7,342,222
344,303	Fortune Brands Home & Security, Inc.	15,596,926
603,460	GrafTech International Ltd.	7,971,706
219,984	Hexcel Corp.	14,895,117
60,558	IDEX Corp.	8,348,526
20,931	Lennox International, Inc.	4,799,060
220,187	MasTec, Inc.*	9,771,899
70,950	Nordson Corp.	9,197,958
157,106	Owens Corning	8,230,783
276,399	Pentair plc	11,384,875
64,919	Valmont Industries, Inc.	8,374,551

		120,215,296

	Commercial & Professional Services - 3.5%
316,713	KAR Auction Services, Inc.	16,472,243
193,240	Stericycle, Inc.*	8,518,019
49,020	Verisk Analytics, Inc.*	5,755,438
65,342	Waste Connections, Inc.	5,459,978

		36,205,678

	Consumer Durables & Apparel - 1.9%
272,978	Brunswick Corp.	13,736,253
40,283	Mohawk Industries, Inc.*	5,188,048

		18,924,301

	Consumer Services - 5.7%
632,294	Aramark	20,834,087
638,265	Extended Stay America, Inc.	10,914,331
7,372	Graham Holdings Co. Class B	4,902,380
319,441	Red Rock Resorts, Inc. Class A	8,107,413
352,448	ServiceMaster Global Holdings, Inc.*	13,741,948

		58,500,159

	Diversified Financials - 2.3%
45,076	Affiliated Managers Group, Inc.	4,730,726
278,220	Ares Capital Corp.	4,534,986
83,015	Raymond James Financial, Inc.	6,682,708
394,254	Santander Consumer USA Holdings, Inc.	7,514,481

		23,462,901

	Energy - 2.4%
259,494	Centennial Resource Development, Inc. Class A*	3,417,536
68,314	Core Laboratories N.V.	4,608,463
624,429	Gulfport Energy Corp.*	5,238,959
153,846	New Fortress Energy LLC	2,010,767
513,069	Parsley Energy, Inc. Class A*	9,532,822

		24,808,547

Hartford Schroders US Small/Mid Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Food & Staples Retailing - 1.3%
382,779	Performance Food Group Co.*	$13,075,731

	Food, Beverage & Tobacco - 0.3%
184,973	Hain Celestial Group, Inc.*	3,390,555

	Health Care Equipment & Services - 5.4%
37,451	Cooper Cos., Inc.	10,439,841
404,279	DENTSPLY SIRONA, Inc.	16,959,504
93,446	Masimo Corp.*	11,623,748
49,802	Universal Health Services, Inc. Class B	6,600,259
89,880	West Pharmaceutical Services, Inc.	9,731,307

		55,354,659

	Insurance - 5.2%
151,934	Arthur J Gallagher & Co.	11,350,989
511,237	Brown & Brown, Inc.	13,885,197
102,591	Reinsurance Group of America, Inc.	14,819,270
19,696	RenaissanceRe Holdings Ltd.	2,718,639
121,464	Torchmark Corp.	10,173,825

		52,947,920

	Materials - 6.0%
138,170	Ashland Global Holdings, Inc.	10,487,103
264,157	Crown Holdings, Inc.*	13,472,007
857,453	Graphic Packaging Holding Co.	10,349,458
68,677	Reliance Steel & Aluminum Co.	5,623,273
100,602	Sensient Technologies Corp.	6,315,793
104,153	Steel Dynamics, Inc.	3,810,958
490,335	Valvoline, Inc.	10,841,307

		60,899,899

	Media & Entertainment - 1.6%
1,050,159	TEGNA, Inc.	12,328,866
118,871	Yelp, Inc.*	4,329,282

		16,658,148

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
382,301	Catalent, Inc.*	14,118,376
238,016	Intra-Cellular Therapies, Inc.*	2,865,713
131,828	Pacira Pharmaceuticals, Inc.*	5,362,763
101,351	PerkinElmer, Inc.	9,172,265

		31,519,117

	Real Estate - 7.1%
67,992	Alexandria Real Estate Equities, Inc. REIT	8,955,226
643,807	Brixmor Property Group, Inc. REIT	11,028,414
221,562	Douglas Emmett, Inc. REIT	8,381,691
116,133	Equity LifeStyle Properties, Inc. REIT	12,296,162
193,923	Lamar Advertising Co. Class A, REIT	14,437,567
93,142	Mid-America Apartment Communities, Inc. REIT	9,433,422
46,698	SBA Communications Corp. REIT*	8,523,786

		73,056,268

	Retailing - 2.7%
103,674	Advance Auto Parts, Inc.	16,504,901
239,838	Nordstrom, Inc.	11,130,881

		27,635,782

	Semiconductors & Semiconductor Equipment - 3.3%
243,696	Entegris, Inc.	8,054,153
160,348	Integrated Device Technology, Inc.*	7,833,000
73,775	Microchip Technology, Inc.(1)	5,929,296
575,850	ON Semiconductor Corp.*	11,540,034

		33,356,483

Hartford Schroders US Small/Mid Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

	Software & Services - 8.7%
132,816	Black Knight, Inc.*	$6,533,219
173,814	Cadence Design Systems, Inc.*	8,348,286
217,197	CoreLogic, Inc.*	7,884,251
28,482	Gartner, Inc.*	3,870,419
185,672	Genpact Ltd.	5,538,596
213,592	Leidos Holdings, Inc.	12,388,336
109,902	PTC, Inc.*	9,318,590
398,216	Sabre Corp.	9,151,004
88,852	Synopsys, Inc.*	8,294,334
214,320	Teradata Corp.*	9,511,522
44,662	VeriSign, Inc.*	7,559,937

		88,398,494

	Technology Hardware & Equipment - 3.9%
169,808	Arrow Electronics, Inc.*	12,896,918
375,956	Ciena Corp.*	14,320,164
194,272	Dolby Laboratories, Inc. Class A	12,555,799

		39,772,881

	Transportation - 2.7%
193,572	Alaska Air Group, Inc.	12,378,929
82,121	Kirby Corp.*	6,151,684
44,807	Ryder System, Inc.	2,594,773
109,719	Spirit Airlines, Inc.*	6,453,672

		27,579,058

	Utilities - 3.2%
268,839	Alliant Energy Corp.	11,955,270
77,450	Evergy, Inc.	4,439,434
81,750	IDACORP, Inc.	7,970,625
319,934	NiSource, Inc.	8,727,800

		33,093,129

	Total Common Stocks (cost $871,952,345)	$931,262,402

Exchange-Traded Funds - 1.0%
	Other Investment Pools & Funds - 1.0%
47,245	iShares Russell 2000 ETF(1)	7,042,340
61,243	iShares Russell Mid-Cap ETF(1)	3,148,502

		10,190,842

	Total Exchange-Traded Funds (cost $9,235,188)	$10,190,842

	Total Long-Term Investments (cost $881,187,533)	$941,453,244

Short-Term Investments - 7.9%
	Other Investment Pools & Funds - 7.6%
77,964,141	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.25%(2)	77,964,141

	Securities Lending Collateral - 0.3%
135,143	Citibank NA DDCA, 2.39%, 2/1/2019(2)	135,143
1,501,209	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)	1,501,209
597,890	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)	597,890
82,019	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)	82,019
350,288	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)	350,288
36,321	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)	36,321

		2,702,870

	Total Short-Term Investments (cost $80,667,011)	$80,667,011

Hartford Schroders US Small/Mid Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2019 (Unaudited)

Total Investments (cost $961,854,544)	100.0%	$1,022,120,255
Other Assets and Liabilities	0.0%	(199,227)

Total Net Assets	100.0%	$1,021,921,028

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small/Mid Cap Opportunities Fund

  Schedule of Investments

  January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$7,455,784	$7,455,784	$—	$—
Banks	84,951,612	84,951,612	—	—
Capital Goods	120,215,296	120,215,296	—	—
Commercial & Professional Services	36,205,678	36,205,678	—	—
Consumer Durables & Apparel	18,924,301	18,924,301	—	—
Consumer Services	58,500,159	58,500,159	—	—
Diversified Financials	23,462,901	23,462,901	—	—
Energy	24,808,547	24,808,547	—	—
Food & Staples Retailing	13,075,731	13,075,731	—	—
Food, Beverage & Tobacco	3,390,555	3,390,555	—	—
Health Care Equipment & Services	55,354,659	55,354,659	—	—
Insurance	52,947,920	52,947,920	—	—
Materials	60,899,899	60,899,899	—	—
Media & Entertainment	16,658,148	16,658,148	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,519,117	31,519,117	—	—
Real Estate	73,056,268	73,056,268	—	—
Retailing	27,635,782	27,635,782	—	—
Semiconductors & Semiconductor Equipment	33,356,483	33,356,483	—	—
Software & Services	88,398,494	88,398,494	—	—
Technology Hardware & Equipment	39,772,881	39,772,881	—	—
Transportation	27,579,058	27,579,058	—	—
Utilities	33,093,129	33,093,129	—	—
Exchange-Traded Funds	10,190,842	10,190,842	—	—
Short-Term Investments	80,667,011	80,667,011	—	—

Total	$1,022,120,255	$1,022,120,255	$—	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At January 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
The Hartford Growth Opportunities Fund	$52,209,279	$50,364,944	$1,990,618
The Hartford Small Cap Growth Fund	9,798,264	15,731,238	—
Hartford Quality Value Fund	4,271,330	4,424,000	—
Hartford Schroders Emerging Markets Equity Fund	5,519,137	5,629,162	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	2,837,658	2,943,030	—
Hartford Schroders Global Strategic Bond Fund	94,763	97,185	—
Hartford Schroders International Multi-Cap Value Fund	14,105,496	10,561,510	4,311,404
Hartford Schroders International Stock Fund	1,664,168	1,265,116	488,617
Hartford Schroders US Small Cap Opportunities Fund	7,030,464	7,087,814	—
Hartford Schroders US Small/Mid Cap Opportunities Fund	5,781,323	2,702,870	3,158,694

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(3)	U.S. Government securities

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2019.

The Hartford Growth Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$50,364,944	$ —	$ —	$ —	$50,364,944
Total Borrowings	$50,364,944	$ —	$ —	$ —	$50,364,944
Gross amount of recognized liabilities for securities lending transactions					$50,364,944

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Small Cap Growth Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$15,731,238	$ —	$ —	$ —	$15,731,238
Total Borrowings	$15,731,238	$ —	$ —	$ —	$15,731,238
Gross amount of recognized liabilities for securities lending transactions					$15,731,238

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Quality Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,424,000	$ —	$ —	$ —	$4,424,000
Total Borrowings	$4,424,000	$ —	$ —	$ —	$4,424,000
Gross amount of recognized liabilities for securities lending transactions					$4,424,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders Emerging Markets Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,629,162	$ —	$ —	$ —	$5,629,162
Total Borrowings	$5,629,162	$ —	$ —	$ —	$5,629,162
Gross amount of recognized liabilities for securities lending transactions					$5,629,162

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,339,545	$ —	$ —	$ —	$1,339,545
Foreign Government Obligations	1,603,485	—	—	—	1,603,485
Total Borrowings	$2,943,030	$ —	$ —	$ —	$2,943,030
Gross amount of recognized liabilities for securities lending transactions					$2,943,030

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders Global Strategic Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$97,185	$ —	$ —	$ —	$97,185
Total Borrowings	$97,185	$ —	$ —	$ —	$97,185
Gross amount of recognized liabilities for securities lending transactions					$97,185

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders International Multi-Cap Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,561,510	$ —	$ —	$ —	$10,561,510
Total Borrowings	$10,561,510	$ —	$ —	$ —	$10,561,510
Gross amount of recognized liabilities for securities lending transactions					$10,561,510

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders International Stock Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,265,116	$ —	$ —	$ —	$1,265,116
Total Borrowings	$1,265,116	$ —	$ —	$ —	$1,265,116
Gross amount of recognized liabilities for securities lending transactions					$1,265,116

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders US Small Cap Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,087,814	$ —	$ —	$ —	$7,087,814
Total Borrowings	$7,087,814	$ —	$ —	$ —	$7,087,814
Gross amount of recognized liabilities for securities lending transactions					$7,087,814

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Schroders US Small/Mid Cap Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$117,715	$ —	$ —	$ —	$117,715
Exchange-Traded Funds	2,585,155	—	—	—	2,585,155
Total Borrowings	$2,702,870	$ —	$ —	$ —	$2,702,870
Gross amount of recognized liabilities for securities lending transactions					$2,702,870

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

3. Subsequent Events:

Effective May 1, 2019, the name, principal investment strategy and primary benchmark of the Hartford Schroders US Small/Mid Cap Opportunities Fund will change. Please see the supplement dated March 1, 2019 to the Hartford Schroders US Small/Mid Cap Opportunities Fund’s prospectus for additional information.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 28, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 28, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)